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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for 5 of its series, Evergreen Health Care Fund, Evergreen Tax Strategic Equity Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Technology Fund and Evergreen Utility and Telecommunications Fund, for the six months ended April 30, 2003. These remaining series have a 10/31 fiscal year end.

Date of reporting period:	04/30/2003

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Health Care Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade's worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged. In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October's lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren't the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world's largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Liu-er Chen, CFA
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date:12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

6-month return with sales charge	9.18%	10.33%	13.27%	N/A

6-month return w/o sales charge	15.81%	15.33%	15.43%	15.94%

Average annual returns*

1 year with sales charge	-8.06%	-8.06%	-5.07%	N/A

1 year w/o sales charge	-2.45%	-3.22%	-3.15%	-2.16%

Since portfolio inception	21.03%	21.70%	21.90%	23.49%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Health Care Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's 1500 Supercomposite Healthcare Sector Index (S&P 1500-Healthcare) and the Consumer Price Index (CPI).

The S&P 500 and S&P 1500-Healthcare are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
		Year Ended October 31,
		2002	2001	2000[1]
CLASS A
Net asset value, beginning of period	$12.02	$14.94	$16.21	$10.00
Income from investment operations
Net investment loss	-0.07	-0.18	-0.14	-0.03
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.97	-2.74	-0.44	11.64
Total from investment operations	1.90	-2.92	-0.58	11.61
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$13.92	$12.02	$14.94	$16.21
Total return[2]	15.81%	-19.54%	-3.52%	124.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$31,823	$26,827	$29,885	$9,334
Ratios to average net assets
Expenses[3]	2.14%[4]	2.04%	1.95%	1.75%[4]
Net investment loss	-1.15%[4]	-1.27%	-1.31%	-1.10%[4]
Portfolio turnover rate	102%	228%	214%	183%

1.  For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
		Year Ended October 31,
		2002	2001	2000[1]
CLASS B
Net asset value, beginning of period	$11.74	$14.69	$16.06	$10.00
Income from investment operations
Net investment loss	-0.12	-0.28	-0.22	-0.10
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.92	-2.67	-0.46	11.56
Total from investment operations	1.80	-2.95	-0.68	11.46
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$13.54	$11.74	$14.69	$16.06
Total return[2]	15.33%	-20.08%	-4.21%	122.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$57,853	$51,811	$57,931	$24,534
Ratios to average net assets
Expenses[3]	2.88%[4]	2.78%	2.70%	2.55%[4]
Net investment loss	-1.89%[4]	-2.03%	-2.05%	-1.78%[4]
Portfolio turnover rate	102%	228%	214%	183%

1.  For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
		Year Ended October 31,
		2002	2001	2000[1]
CLASS C
Net asset value, beginning of period	$11.73	$14.68	$16.07	$10.00
Income from investment operations
Net investment loss	-0.12	-0.31	-0.22	-0.04
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.93	-2.64	-0.48	11.51
Total from investment operations	1.81	-2.95	-0.70	11.47
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$13.54	$11.73	$14.68	$16.07
Total return[2]	15.43%	-20.10%	-4.34%	122.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,740	$22,327	$25,748	$5,831
Ratios to average net assets
Expenses[3]	2.88%[4]	2.78%	2.70%	2.47%[4]
Net investment loss	-1.90%[4]	-2.03%	-2.08%	-1.89%[4]
Portfolio turnover rate	102%	228%	214%	183%

1.  For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
		Year Ended October 31,
		2002	2001	2000[1]
CLASS I2
Net asset value, beginning of period	$12.11	$15.00	$16.24	$10.00
Income from investment operations
Net investment loss	-0.07	-0.16	-0.16	-0.05
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	2.00	-2.73	-0.39	11.69
Total from investment operations	1.93	-2.89	-0.55	11.64
Distributions to shareholders from
Net realized gains	0	0	-0.69	-5.40
Net asset value, end of period	$14.04	$12.11	$15.00	$16.24
Total return	15.94%	-19.27%	-3.32%	124.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,262	$1,792	$1,714	$564
Ratios to average net assets
Expenses[3]	1.92%[4]	1.80%	1.69%	1.56%[4]
Net investment loss	-0.91%[4]	-1.03%	-1.07%	-0.78%[4]
Portfolio turnover rate	102%	228%	214%	183%

1.  For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

2.  Effective at the close of business of May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 99.9%
CONSUMER STAPLES 0.9%
Food & Drug Retailing 0.9%
CVS Corp.	45,000	$ 1,089,450
HEALTH CARE 98.3%
Biotechnology 27.7%
Abgenix, Inc. *	50,000	475,000
Amgen, Inc. *#	80,000	4,904,800
Applera Corp.	15,000	262,950
BioMarin Pharmaceutical, Inc. *	20,000	219,600
Cambridge Antibody Technology Group Plc, ADR (p)	30,000	201,000
Celgene Corp.	10,000	266,100
Charles River Laboratories International, Inc. *	25,000	678,750
Genentech, Inc. *	87,500	3,324,125
Genzyme Corp. *	65,000	2,618,200
Gilead Sciences, Inc. *	17,500	807,450
ICOS Corp. *	7,500	200,625
IDEC Pharmaceuticals Corp. *	80,000	2,620,000
ILEX Oncology, Inc. *	150,000	2,008,500
Kos Pharmaceuticals, Inc. * (p)	20,000	408,000
Kosan Biosciences, Inc. *	4,000	26,160
Medarex, Inc. *	60,000	250,200
MedImmune, Inc. *	25,000	881,750
Millennium Pharmaceuticals, Inc. *	120,319	1,323,509
Neurocrine Biosciences, Inc. *	37,500	1,696,875
OSI Pharmaceuticals, Inc. *	35,000	735,000
Progenics Pharmaceuticals, Inc. *	100,000	988,000
Protein Design Labs, Inc. *	50,000	496,500
QLT Phototherapeutics, Inc. * (p)	30,000	349,200
Sangstat Medical Corp. *	60,000	756,000
Serologicals Corp. *	20,000	184,600
Serono SA, ADR	80,000	1,086,400
Tanox, Inc. *	16,700	263,860
Trimeris, Inc. * (p)	90,000	3,995,100
Xoma, Ltd. *	50,000	249,000
32,277,254
Health Care Equipment & Supplies 8.4%
Applera Corp. - Celera Genomics *	29,952	314,496
ArthroCare Corp. *	30,000	458,400
Baxter International, Inc.	70,000	1,610,000
Boston Scientific Corp. *	40,000	1,722,000
C.R. Bard, Inc.	7,500	475,350
Conceptus, Inc. *	80,000	834,400
Digene Corp. *	15,000	285,150
Disetronic Holdings AG	1,000	620,041
Epix Medical, Inc. *	50,000	477,500
Gen-Probe, Inc.	12,500	388,125
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Guidant Corp.	20,000	$ 779,800
Noven Pharmaceuticals, Inc. *	40,000	385,200
Q-Med AB *	50,000	697,358
Therasense, Inc. *	65,000	514,150
Thoratec Corp. *	20,000	275,000
9,836,970
Health Care Providers & Services 11.6%
AdvancePCS *	20,000	601,200
AmerisourceBergen Corp.	12,500	723,125
Anthem, Inc. *	15,000	1,029,600
Beverly Enterprises, Inc. *	40,000	76,400
Cerner Corp. *	10,000	199,800
CIGNA Corp.	20,000	1,046,000
Cobalt Corp.	15,000	246,750
Eclipsys Corp. *	35,000	315,350
First Health Group Corp. *	30,000	751,500
Fresenius Medical Care AG, ADR (p)	10,008	171,037
HCA-The Healthcare Corp.	40,000	1,284,000
HealthNet, Inc., Class A *	10,000	260,900
Humana, Inc. *	75,000	828,750
Oxford Health Plans, Inc. *	10,000	292,700
PDI, Inc. *	53,400	595,410
Priority Healthcare Corp., Class B *	10,000	228,000
Quintiles Transnational Corp. *	25,000	351,250
Tenet Healthcare Corp. *	40,000	593,600
Triad Hospitals, Inc. *	20,000	440,200
UnitedHealth Group, Inc.	15,000	1,381,950
Wellpoint Health Networks, Inc., Class A *	27,500	2,088,350
13,505,872
Pharmaceuticals 50.6%
Abbott Laboratories, Inc.	65,000	2,640,950
Adolor Corp. *	1,500	20,985
Alpharma, Inc., Class A	30,000	559,500
Alteon, Inc. *	50,000	197,500
American Pharmaceutical Partners, Inc. (p)	20,000	467,000
Amylin Pharmaceuticals, Inc. *	19,000	363,850
Astrazeneca Plc, ADR	50,000	1,993,500
Atrix Laboratories, Inc. *	10,000	175,600
Aventis SA, Class A	15,000	763,271
Aventis, ADR	40,000	2,013,600
Barr Laboratories, Inc. *	10,000	556,000
Bristol-Myers Squibb Co.	110,000	2,809,400
Cima Labs, Inc. *	80,000	1,932,000
Daiichi Pharmaceutical Co., Ltd.	80,000	1,014,444
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Eisai Co. (p)	40,000	$ 707,088
Eli Lilly & Co.	40,000	2,552,800
First Horizon Pharmaceutical Corp. *	100,000	270,800
GlaxoSmithKline Plc, ADR	60,000	2,431,200
Guilford Pharmaceuticals, Inc. *	40,000	194,800
Impax Laboratories, Inc. * (p)	24,000	141,120
InterMune, Inc. *	40,000	813,200
Isis Pharmaceuticals, Inc. * (p)	35,000	193,550
IVAX Corp. *	70,000	1,124,900
Johnson & Johnson Co.	70,000	3,945,200
King Pharmaceuticals, Inc. *	115,000	1,450,150
KV Pharmaceutical Co., Class A	40,000	899,600
Ligand Pharmaceuticals, Inc., Class B * (p)	164,000	1,459,600
Medicines Co. *	30,000	616,500
Merck & Co., Inc.	75,000	4,363,500
Novartis AG, ADR	60,000	2,368,800
Orphan Med, Inc. *	30,000	199,800
Pfizer, Inc.	252,007	7,749,215
Schering-Plough Corp.	160,000	2,896,000
Shire Pharmaceuticals Group, ADR *	30,000	597,000
SkyePharma Plc *	316,000	250,202
Teva Pharmaceutical Industries, Ltd., ADR	30,000	1,401,000
UCB SA	60,000	1,663,733
Watson Pharmaceuticals, Inc. *	60,000	1,744,200
Wyeth	80,000	3,482,400
59,023,958
INFORMATION TECHNOLOGY 0.1%
Electronic Equipment & Instruments 0.1%
Caliper Technologies Corp. *	50,000	170,500
MATERIALS 0.6%
Chemicals 0.6%
Millipore Corp. *	20,000	683,000
Total Common Stocks		116,587,004
SHORT-TERM INVESTMENTS 4.9%
MUTUAL FUND SHARES 4.9%
Navigator Prime Portfolio (pp)	5,641,728	5,641,728
Total Investments (cost $118,157,735) 104.8%		122,228,732
Other Assets and Liabilities (4.8%)		(5,550,936)
Net Assets 100.0%		$ 116,677,796
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

*	Non-income producing security
#	A portion of this security is subject to call options written.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 118,157,735
Net unrealized gains on securities	4,070,997

Market value of securities	122,228,732
Receivable for securities sold	358,997
Receivable for Fund shares sold	686,332
Receivable for securities lending income	3,409
Dividends receivable	154,024
Prepaid expenses and other assets	43,632

Total assets	123,475,126

Liabilities
Payable for securities purchased	90,705
Payable for Fund shares redeemed	99,280
Payable for securities on loan	5,641,728
Written options, at value (premiums received $8,392)	270,000
Due to custodian bank	677,352
Advisory fee payable	2,993
Distribution Plan expenses payable	2,495
Due to other related parties	315
Accrued expenses and other liabilities	12,462

Total liabilities	6,797,330

Net assets	$ 116,677,796

Net assets represented by
Paid-in capital	$ 125,182,524
Undistributed net investment loss	(885,385)
Accumulated net realized losses on securities and foreign currency related transactions	(11,561,999)
Net unrealized gains on securities, written options and foreign currency related transactions	3,942,656

Total net assets	$ 116,677,796

Net assets consists of
Class A	$ 31,823,114
Class B	57,852,507
Class C	24,740,378
Class I	2,261,797

Total net assets	$ 116,677,796

Shares outstanding
Class A	2,285,756
Class B	4,271,354
Class C	1,827,640
Class I	161,144

Net asset value per share
Class A	$ 13.92
Class A -- Offering price (based on sales charge of 5.75%)	$ 14.77
Class B	$ 13.54
Class C	$ 13.54
Class C -- Offering price (based on sales charge of 1.00%)	$ 13.68
Class I	$ 14.04

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $17,511)	$ 520,274

Expenses
Advisory fee	500,861
Distribution Plan expenses
Class A	36,503
Class B	264,030
Class C	113,295
Administrative services fees	52,722
Transfer agent fees	370,289
Trustees' fees and expenses	363
Printing and postage expenses	28,539
Custodian fee	15,005
Registration and filing fees	12,941
Professional fees	9,880
Other	1,420

Total expenses	1,405,848
Less: Expense reductions	(189)

Net expenses	1,405,659

Net investment loss	(885,385)

Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions
Net realized gains or losses on:
Securities	(5,490,680)
Foreign currency related transactions	111,268

Net realized losses on securities and foreign currency related transactions	(5,379,412)
Net change in unrealized gains or losses on securities, written options and foreign currency related transactions	21,722,432

Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	16,343,020

Net increase in net assets resulting from operations	$ 15,457,635

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2003		Year Ended
	(unaudited)		October 31, 2002

Operations
Net investment loss		$ (885,385)		$ (2,252,882)
Net realized losses on securities and foreign currency related transactions		(5,379,412)		(3,482,182)
Net change in unrealized gains or losses on securities, written options and foreign currency related transactions		21,722,432		(24,165,932)

Net increase (decrease) in net assets
resulting from operations		15,457,635		(29,900,996)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	429,394	5,447,310	1,198,585	17,457,811
Class B	370,277	4,551,657	1,912,217	27,532,346
Class C	260,673	3,224,950	966,215	13,950,600
Class I	508,437	6,522,348	359,786	4,609,507

		19,746,265		63,550,264

Automatic conversion of Class B shares to Class A shares
Class A	22,115	273,805	275,303	4,184,899
Class B	(22,706)	(273,805)	(280,636)	(4,184,899)

		0		0

Payment for shares redeemed
Class A	(397,513)	(4,967,484)	(1,242,906)	(17,058,324)
Class B	(490,546)	(5,967,773)	(1,159,589)	(14,919,657)
Class C	(336,318)	(4,081,131)	(816,350)	(10,114,909)
Class I	(495,336)	(6,266,549)	(325,974)	(4,077,389)

		(21,282,937)		(46,170,279)

Net increase (decrease) in net assets resulting from capital share transactions		(1,536,672)		17,379,985
Total increase (decrease) in net assets		13,920,963		(12,521,011)
Net assets
Beginning of period		102,756,833		115,277,844

End of period		$ 116,677,796		$ 102,756,833

Undistributed (overdistributed) net investment income (loss)		$ (885,385)		$ 0

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

d. Written options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

e. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.70% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $47,536 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $107,731,951 and $107,928,877, respectively, for the six months ended April 30, 2003.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund loaned securities during the six months ended April 30, 2003 to certain brokers. At April 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $5,427,641 and $5,641,728, respectively. During the six months ended April 30, 2003, the Fund earned $17,049 in income from securities lending.

During the six months ended April 30, 2003, the Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at 10/31/2002	0	$ 0
Options written	600	8,392

Options outstanding at 4/30/2003	600	$ 8,392

Open call options as of April 30, 2003 were as follows:

	Expiration	Strike		Market	Premiums
	Date	Price	Shares	Value	Received

Amgen	July 19, 2003	$60.00	60,000	$3,678,600	$8,392

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $118,157,735. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,755,053 and $6,684,056, respectively, with a net unrealized appreciation of $4,070,997.

As of October 31, 2002, the Fund had $3,251,098 in capital loss carryovers for federal income tax purposes with $703,642 expiring in 2009 and $2,547,456 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $189, which represents 0.00% of its average daily net assets.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566668   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Tax Strategic Equity Fund

Evergreen

TAX STRATEGIC EQUITY FUND

Semiannual Report
as of April 30, 2003

Evergreen Investments℠
MUTUAL FUNDS

LETTER TO SHAREHOLDERS

June 2003

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Tax Strategic Equity Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade’s worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged.

In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October’s lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren’t the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world’s largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

EVERGREEN
Tax Strategic Equity Fund

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

WILLIAM E. ZEIFF
LEAD MANAGER

CURRENT INVESTMENT STYLE(2)

PERFORMANCE AND RETURNS(1)

Portfolio inception date: 9/1/1998

Class inception date	Class A 9/4/1998	Class B 10/14/1998	Class C 11/4/1998	Class I 9/1/1998

6-month return with sales charge	-3.35%	-2.89%	0.22%	N/A
6-month return w/o sales charge	2.59%	2.11%	2.22%	2.66%
Average annual return*
1 year with sales charge	-20.28%	-20.26%	-17.62%	N/A
1 year w/o sales charge	-15.39%	-16.06%	-15.95%	-15.14%
Since portfolio inception	-2.30%	-2.18%	-1.93%	-0.76%

*

Adjusted for maximum applicable sales charge, unless noted.

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

(2) Source: Morningstar, Inc.

Morningstar’s Style Box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

4

EVERGREEN
Tax Strategic Equity Fund

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Tax Strategic Equity Fund Class A shares, (1) versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

All data is as of April 30, 2003, and subject to change.

5

Evergreen Tax Strategic Equity Fund

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)	Year Ended October 31, 2002 (a)#
			Year Ended September 30,

CLASS A			2002 #	2001 #	2000 #	1999 #	1998 (b) #

Net asset value, beginning of period	$9.27	$8.64	$10.90	$15.78	$14.01	$10.65	$10.11

Income from investment operations
Net investment income (loss)	(0.03)	(0.01)	(0.05)	(0.06)	(0.07)	(0.03)	0
Net realized and unrealized gains or losses on securities	0.27	0.64	(2.21)	(4.82)	1.84	3.41	0.54

Total from investment operations	0.24	0.63	(2.26)	(4.88)	1.77	3.38	0.54

Distributions to shareholders from
Net investment income	0	0	0	0	0	(0.02)	0

Net asset value, end of period	$9.51	$9.27	$8.64	$10.90	$15.78	$14.01	$10.65

Total return*	2.59%	7.29%	(20.73%)	(30.93%)	12.63%	31.69%	5.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,558	$2,486	$2,305	$4,306	$8,157	$5,055	$10
Ratios to average net assets
Expenses††	2.29%†	3.11%†	1.90%	1.71%	1.63%	1.58%	1.54	%†
Net investment income (loss)	(0.70%)†	(1.28%)†	(0.43%)	(0.42%)	(0.42%)	(0.25%)	9.12	%†
Portfolio turnover rate	49%	0%	40%	55%	29%	90%	0%

(a)

For the one month ended October 31, 2002. The Fund chaged its fiscal year end from September 30 to October 31, effective October 31, 2002.

(b)

For the period from September 4, 1998 (commencement of class operations), to September 30, 1998.

#

Net investment income (loss) per share is based on average shares outstanding during the period.

††

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

†

Annualized

*

Excluding applicable sales charges

See Notes to Financial Statements

6

Evergreen Tax Strategic Equity Fund

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited) #	Year Ended October 31, 2002 # (a)	Year Ended September 30,

CLASS B			2002 #	2001 #	2000 #	1999 (b) #

Net asset value, beginning of period	$9.01	$8.39	$10.68	$15.57	$13.94	$10.26

Income from investment operations
Net investment loss	(0.06)	(0.01)	(0.13)	(0.15)	(0.19)	(0.13)
Net realized and unrealized gains or losses on securities	0.25	0.63	(2.16)	(4.74)	1.82	3.83

Total from investment operations	0.19	0.62	(2.29)	(4.89)	1.63	3.70

Distributions to shareholders from
Net investment income	0	0	0	0	0	(0.02)

Net asset value, end of period	$9.20	$9.01	$8.39	$10.68	$15.57	$13.94

Total return*	2.11%	7.39%	(21.44%)	(31.41%)	11.69%	36.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,286	$6,270	$5,938	$9,618	$13,346	$7,882
Ratios to average net assets
Expenses††	3.04%†	3.86%†	2.66%	2.46%	2.39%	2.33%†
Net investment loss	(1.46%)†	(2.02%)†	(1.18%)	(1.15%)	(1.17%)	(1.03%)†
Portfolio turnover rate	49%	0%	40%	55%	29%	90%

(a)

For the one month ended October 31, 2002. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2002.

(b)

For the period from October 14, 1998 (commencement of class operations), to September 30, 1999.

#

Net investment loss per share is based on average shares outstanding during the period.

††

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

†

Annualized

*

Excluding applicable sales charges

See Notes to Financial Statements

7

Evergreen Tax Strategic Equity Fund

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited) #	Year Ended October 31, 2002 #(a)	Year Ended September 30,

CLASS C			2002 #	2001 #	2000 #	1999 (b) #

Net asset value, beginning of period	$9.02	$8.40	$10.70	$15.59	$13.96	$12.51

Income from investment operations
Net investment loss	(0.06)	(0.01)	(0.13)	(0.15)	(0.19)	(0.14)
Net realized and unrealized gains or losses on securities	0.26	0.63	(2.17)	(4.74)	1.82	1.61

Total from investment operations	0.20	0.62	(2.30)	(4.89)	1.63	1.47

Distributions to shareholders from
Net investment income	0	0	0	0	0	(0.02)

Net asset value, end of period	$9.22	$9.02	$8.40	$10.70	$15.59	$13.96

Total return*	2.22%	7.38%	(21.50%)	(31.37%)	11.68%	11.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,313	$2,724	$2,706	$4,410	$5,063	$2,162
Ratios to average net assets
Expenses††	3.04%†	3.85%†	2.66%	2.47%	2.40%	2.33%†
Net investment loss	(1.45%)†	(2.01%)†	(1.18%)	(1.15%)	(1.19%)	(0.98%)†
Portfolio turnover rate	49%	0%	40%	55%	29%	90%

(a)

For the one month ended October 31, 2002. The Fund changed its fiscal year from September 30 to October 31, effective October 31, 2002.

(b)

For the period from November 4, 1998 (commencement of class operations), to September 30, 1999.

#

Net investment loss per share is based on average shares outstanding during the period.

††

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

†

Annualized

*

Excluding applicable sales charges

See Notes to Financial Statements

8

Evergreen Tax Strategic Equity Fund

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)#	Year Ended October 31, 2002 # (a)
			Year Ended September 30,

CLASS I **			2002#	2001#	2000#	1999#	1998(b)#

Net asset value, beginning of period	$9.39	$8.74	$11.01	$15.89	$14.08	$10.65	$10.00
Income from investment operations
Net investment income (loss)	(0.02)	(0.01)	(0.02)	(0.03)	(0.02)	0	0
Net realized and unrealized gains or losses on securities	0.27	0.66	(2.25)	(4.85)	1.83	3.45	0.65

Total from investment operations	0.25	0.65	(2.27)	(4.88)	1.81	3.45	0.65

Distributions to shareholders from
Net investment income	0	0	0	0	0	(0.02)	0

Net asset value, end of period	$9.64	$9.39	$8.74	$11.01	$15.89	$14.08	$10.65

Total return	2.66%	7.44%	(20.62% )	(30.71% )	12.86%	32.34%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$26	$25	$46	$105	$1,097	$2,454	$3,629
Ratios to average net assets
Expenses††	2.03%†	2.67%†	1.61%	1.41%	1.36%	1.32%	1.30	%†
Net investment income (loss)	(0.45%)†	(0.93%)†	(0.16%)	(0.22%)	(0.14%)	(0.01%)	8.87	%†
Portfolio turnover rate	49%	0%	40%	55%	29%	90%	0%

(a)

For the one month ended October 31, 2002. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2002.

(b)

For the period from September 1, 1998 (commencement of class operations), to September 30, 1998.

#

Net investment income (loss) per share is based on average shares outstanding during the period.

††

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

†

Annualized

**

Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

9

Evergreen Tax Strategic Equity Fund

Schedule of Investments

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 13.9%
Auto Components 0.5%
Johnson Controls, Inc.	575	$47,288

Automobiles 0.4%
Harley-Davidson, Inc.	977	43,418

Hotels, Restaurants & Leisure 0.3%
Yum! Brands, Inc. *	1,368	33,790

Household Durables 0.7%
Black & Decker Corp.	804	33,165
Pulte Homes, Inc.	611	35,432

		68,597

Leisure Equipment & Products 1.2%
International Game Technology, Inc. *	839	72,406
Mattel, Inc.	2,460	53,480

		125,886

Media 3.8%
AOL Time Warner, Inc. *	4,554	62,299
Comcast Corp., Class A	3,392	105,125
Gannett Co., Inc.	569	43,084
Omnicom Group, Inc.	953	58,991
Viacom, Inc., Class B *	2,240	97,238
Walt Disney Co.	1,092	20,377

		387,114

Multi-line Retail 3.6%
Target Corp.	2,494	83,399
Wal-Mart Stores, Inc.	4,947	278,615

		362,014

Specialty Retail 3.4%
Autozone, Inc. *	320	25,859
Bed Bath & Beyond, Inc. *	1,067	42,157
Best Buy Co., Inc. *	1,934	66,878
Lowe’s Companies, Inc.	3,002	131,758
Ross Stores, Inc.	716	27,136
Staples, Inc. *	2,677	50,970

		344,758

CONSUMER STAPLES 8.3%
Beverages 2.9%
Anheuser-Busch Companies, Inc.	1,495	74,571
Coca-Cola Co.	1,647	66,539
Coca-Cola Enterprises, Inc.	3,935	76,693
PepsiCo, Inc.	1,690	73,143

		290,946

Food & Staples Retailing 0.9%
CVS Corp.	2,437	59,000
Kroger Co. *	2,681	38,338

		97,338

10

Evergreen Tax Strategic Equity Fund

Schedule of Investments continued

April 30, 2003 (unaudited)

	Shares	Value

Food Products 1.1%
ConAgra, Inc.	1,587	$33,327
Dean Foods Co. *	528	22,984
Sara Lee Corp.	3,187	53,478

		109,789

Household Products 2.6%
Clorox Co.	1,905	86,144
Procter & Gamble Co.	1,939	174,219

		260,363

Tobacco 0.8%
Altria Group, Inc.	2,682	82,498

ENERGY 5.8%
Energy Equipment & Services 0.3%
Transocean Sedco Forex, Inc.	1,444	27,508

Oil & Gas 5.5%
Anadarko Petroleum Corp.	1,379	61,228
Burlington Resources, Inc.	1,618	74,930
ChevronTexaco Corp.	427	26,820
Exxon Mobil Corp.	6,497	228,694
Kerr-McGee Corp.	830	34,951
Marathon Oil Corp.	3,045	69,335
Occidental Petroleum Corp.	2,144	63,998

		559,956

FINANCIALS 20.9%
Commercial Banks 7.6%
Bank of America Corp.	2,319	171,722
Bank One Corp.	862	31,075
FleetBoston Financial Corp.	1,073	28,456
Golden West Financial Corp.	1,108	83,565
National City Corp.	2,121	63,545
Sovereign Bancorp, Inc.	4,833	74,670
U.S. Bancorp	4,818	106,719
Washington Mutual, Inc.	2,935	115,933
Wells Fargo & Co.	1,932	93,238

		768,923

Diversified Financial Services 8.3%
Bear Stearns Companies, Inc.	996	66,573
Capital One Financial Corp.	1,209	50,621
Citigroup, Inc.	7,993	313,725
Countrywide Financial Corp.	1,164	78,686
Fannie Mae	1,184	85,710
Freddie Mac	608	35,203
Lehman Brothers Holdings, Inc.	1,739	109,505
Morgan Stanley	2,452	109,727

		849,750

11

Evergreen Tax Strategic Equity Fund

Schedule of Investments continued

April 30, 2003 (unaudited)

	Shares	Value

Insurance 5.0%
Ace, Ltd.	1,424	$47,106
Allstate Corp.	1,998	75,505
American International Group, Inc.	2,382	138,037
Fidelity National Financial, Inc.	853	29,343
Hartford Financial Services Group, Inc.	1,191	48,545
Loews Corp.	197	8,130
MetLife, Inc.	2,500	71,825
MGIC Investment Corp.	959	43,596
Travelers Property Casualty Corp., Class B	2,920	47,450

		509,537

HEALTH CARE 14.5%
Biotechnology 1.4%
Amgen, Inc. *	1,185	72,652
Biogen, Inc. *	996	37,838
Genentech, Inc. *	809	30,734

		141,224

Health Care Equipment & Supplies 1.2%
Becton Dickinson & Co.	1,337	47,330
Biomet, Inc.	984	29,972
Guidant Corp.	1,328	51,779

		129,081

Health Care Providers & Services 2.3%
Aetna, Inc.	741	36,902
AmerisourceBergen Corp.	976	56,462
HCA-The Healthcare Corp.	939	30,142
McKesson Corp.	1,993	55,286
Wellpoint Health Networks, Inc., Class A *	725	55,056

		233,848

Pharmaceuticals 9.6%
Abbott Laboratories, Inc.	1,146	46,562
Barr Laboratories, Inc. *	1,078	59,937
Bristol-Myers Squibb Co.	1,631	41,656
Forest Laboratories, Inc. *	753	38,945
Johnson & Johnson Co.	4,330	244,039
Merck & Co., Inc.	3,587	208,692
Mylan Laboratories, Inc.	1,006	28,439
Pfizer, Inc.	8,725	268,294
Wyeth	946	41,179

		977,743

INDUSTRIALS 12.0%
Aerospace & Defense 2.1%
Boeing Co.	1,362	37,155
L-3 Communications Holdings, Inc. *	1,313	58,297
United Technologies Corp.	1,981	122,446

		217,898

Air Freight & Logistics 0.9%
FedEx Corp.	1,507	90,239

12

Evergreen Tax Strategic Equity Fund

Schedule of Investments continued

April 30, 2003 (unaudited)

	Shares	Value

Building Products 0.9%
American Standard Companies, Inc. *	701	$49,904
Masco Corp.	1,905	40,139

		90,043

Commercial Services & Supplies 2.5%
Cendant Corp. *	2,571	36,714
Deluxe Corp.	815	35,868
Equifax, Inc.	1,809	41,951
First Data Corp.	2,114	82,932
McGraw-Hill Companies, Inc.	909	53,076

		250,541

Industrial Conglomerates 4.3%
3M Co.	391	49,281
General Electric Co.	11,049	325,393
Tyco International, Ltd.	3,923	61,199

		435,873

Machinery 0.9%
Deere & Co.	1,143	50,326
Paccar, Inc.	745	43,516

		93,842

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	1,641	46,211

INFORMATION TECHNOLOGY 15.4%
Communications Equipment 2.2%
Cisco Systems, Inc. *	11,055	166,267
QUALCOMM, Inc.	1,797	57,307

		223,574

Computers & Peripherals 3.9%
Dell Computer Corp. *	3,633	105,030
EMC Corp. *	1,369	12,444
Hewlett-Packard Co.	3,544	57,767
International Business Machines Corp.	1,903	161,565
Lexmark International Group, Inc., Class A *	317	23,620
QLogic Corp. *	446	19,619
Sun Microsystems, Inc. *	6,640	21,912

		401,957

Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc. *	1,299	24,291

Internet Software & Services 0.2%
Yahoo, Inc. *	670	16,603

IT Services 0.4%
Affiliated Computer Services, Inc., Class A *	796	37,969

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	1,729	12,864
Altera Corp. *	648	10,245
Analog Devices, Inc. *	291	9,638

13

Evergreen Tax Strategic Equity Fund

Schedule of Investments continued

April 30, 2003 (unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment continued
Applied Materials, Inc. *	1,707	$24,922
Intel Corp.	9,115	167,716
Maxim Integrated Products, Inc.	212	8,329
Texas Instruments, Inc.	4,282	79,174

		312,888

Software 5.4%
Citrix Systems, Inc. *	2,472	46,869
Microsoft Corp.	13,718	350,769
Oracle Corp. *	8,392	99,697
Siebel Systems, Inc. *	1,621	14,054
Symantec Corp. *	653	28,699
Veritas Software Corp. *	544	11,974

		552,062

MATERIALS 2.4%
Chemicals 1.5%
Ecolab, Inc.	921	47,054
Monsanto Co.	2,751	47,868
Praxair, Inc.	928	53,898

		148,820

Containers & Packaging 0.5%
Ball Corp.	897	50,375

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	2,377	41,146

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.2%
AT&T Corp.	3,226	55,003
BellSouth Corp.	1,681	42,849
SBC Communications, Inc.	2,582	60,316
Sprint Corp.	4,073	46,880
Verizon Communications, Inc.	3,267	122,120

		327,168

Wireless Telecommunications Services 0.4%
Nextel Communications, Inc., Class A *	2,988	44,193

UTILITIES 2.4%
Electric Utilities 1.9%
Cinergy Corp.	1,113	37,998
Dominion Resources, Inc.	358	21,186
DTE Energy Co.	955	38,506
Entergy Corp.	1,167	54,394
Public Service Enterprise Group, Inc.	1,024	39,393

		191,477

Gas Utilities 0.5%
Sempra Energy	1,845	49,520

Total Common Stocks		10,098,059

14

Evergreen Tax Strategic Equity Fund

Schedule of Investments continued

April 30, 2003 (unaudited)

	Shares	Value

EXCHANGE TRADED FUND 0.8%
S&P 500 Depositary Receipt Trust,Ser. 1	890	$81,800

SHORT-TERM INVESTMENTS 0.1%

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	11,868	11,868

Total Investments (cost $10,179,013)100.1%		10,191,727
Other Assets and Liabilities (0.1%)		(9,097)

Net Assets 100.0%		$10,182,630

*

Non-income producing security

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

See Notes to Financial Statements

15

Evergreen Tax Strategic Equity Fund

Statement of Assets and Liabilities
April 30, 2003 (unaudited)

ASSETS
Identified cost of securities	$10,179,013
Net unrealized gains on securities	12,714

Market value of securities	10,191,727
Receivable for Fund shares sold	250
Dividends receivable	9,293
Prepaid expenses and other assets	23,639

Total assets	10,224,909

LIABILITIES
Payable for Fund shares redeemed	26,526
Advisory fee payable	244
Distribution Plan expenses payable	230
Due to other related parties	28
Accrued expenses and other liabilities	15,251

Total liabilities	42,279

Net assets	$10,182,630

Net assets represented by
Paid-in capital	$16,205,329
Undistributed net investment loss	(66,520)
Accumulated net realized loss on securities	(5,968,893)
Net unrealized gains on securities	12,714

Total net assets	$10,182,630

Net assets consists of
Class A	$2,557,751
Class B	5,285,856
Class C	2,313,216
Class I	25,807

Total net assets	$10,182,630

Shares outstanding
Class A	268,860
Class B	574,339
Class C	250,942
Class I	2,677
Net asset value per share
Class A	$9.51

Class A - Offering price (based on sales charge of 5.75%)	$10.09

Class B	$9.20

Class C	$9.22

Class C - Offering price (based on sales charge of 1.00%)	$9.31

Class I	$9.64

See Notes to Financial Statements.

16

Evergreen Tax Strategic Equity Fund

Statement of Operations
Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends	$83,158

Expenses
Advisory fee	45,613
Distribution Plan expenses
Class A	3,296
Class B	27,710
Class C	11,899
Administrative services fee	5,243
Transfer agent fees	14,698
Trustees’ fees and expenses	390
Printing and postage expenses	10,485
Custodian fee	2,168
Registration and filing fees	15,697
Professional fees	9,526
Other	2,967

Total expenses	149,692
Less: Expense reductions	(14)

Net expenses	149,678

Net investment loss	(66,520)

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,165,838)
Net change in unrealized gains or losses on securities	1,424,200

Net realized and unrealized gains or losses on securities	258,362

Net increase in net assets resulting from operations	$191,842

See Notes to Financial Statements.

17

Evergreen Tax Strategic Equity Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2003 (unaudited)		Year Ended October 31, 2002(a)		Year Ended September 30, 2002

Operations
Net investment loss		$(66,520)		$(17,729)		$(165,824)
Net realized losses on securities		(1,165,838)		(366,315)		(1,062,814)
Net change in unrealized gains or losses on securities		1,424,200		1,176,250		(1,704,238)

Net increase (decrease) in net assets resulting from operations		191,842		792,206		(2,932,876)

Capital share transactions
	Shares		Shares		Shares
Proceeds from shares sold
Class A	21,065	193,615	2,080	17,679	32,899	367,369
Class B	9,475	86,396	1,787	16,070	93,050	1,027,719
Class C	11,573	104,495	780	6,731	59,556	672,331
Class I	5	50	5	50	1,030	10,023

		384,556		40,530		2,077,442

Auomatic conversion of Class B shares to Class A shares
Class A	23,094	220,323	1,025	8,691	11,750	127,475
Class B	(23,816)	(220,323)	(1,056)	(8,691)	(12,057)	(127,475)

		0		0		0

Payment for shares redeemed
Class A	(43,344)	(385,636)	(1,936)	(17,094)	(172,605)	(1,908,945)
Class B	(107,572)	(948,404)	(12,111)	(105,203)	(273,954)	(3,024,788)
Class C	(62,664)	(565,674)	(20,708)	(174,100)	(149,840)	(1,592,186)
Class I	0	0	(2,647)	(24,780)	(5,225)	(62,108)

		(1,899,714)		(321,177)		(6,588,027)

Net decrease in net assets resulting from capital share transactions		(1,515,158)		(280,647)		(4,510,585)

Total increase (decrease) in net assets		(1,323,316)		511,559		(7,443,461)
Net assets
Beginning of period		11,505,946		10,994,387		18,437,848

End of period		$10,182,630		$11,505,946		$10,994,387

Undistributed net investment income (loss)		$(66,520)		$0		$0

a)

For the one month ended October 31, 2002. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2002.

See Notes to Financial Statements

18

Notes to Financials Statements (unaudited)

1.  ORGANIZATION

Evergreen Tax Strategic Equity Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund’s average daily net assets.

19

Notes to Financials Statements (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $291,263 to Wachovia Securities, Inc.

4.  DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on either March 26, 2003.

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $5,154,428 and $6,686,307, respectively, for the six months ended April 30, 2003.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $10,179,013. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,024,517 and $1,011,803, respectively, with a net unrealized appreciation of $12,714.

As of October 31, 2002, the Fund had $4,753,874 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$547,361	$289,970	$2,756,755	$1,159,788

6.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $14, which represents 0.00% of its average daily net assets.

20

Notes to Financials Statements (unaudited) continued

8.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

10.  SUBSEQUENT EVENT

Effective at the close of business on June 13, 2003, Evergreen Core Equity Fund, a series of Evergreen Select Equity Trust, acquired the assets and identified liabilities of the Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of Evergreen Core Equity Fund.

21

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI-STEEL – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

22

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3) President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5) Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998

Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft(5) Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

(2)

Mr. Wagoner is an “interested person”of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

23

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*  As of April 30, 2003

Visit us online at EvergreenInvestments.com

F O R  M O R E  I N F O R M A T I O N
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566669 6/2003

Evergreen Investments(TM)

                MUTUAL FUNDS

Evergreen Investments
200  Berkeley Street
Boston, MA 02116-5034

Evergreen Tax Strategic Foundation Fund

Evergreen Tax Strategic Foundation Fund: Semiannual Report as of April 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Tax Strategic Foundation Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade's worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged. In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October's lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren't the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world's largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

Matthew W. Kiselak
Tax-Exempt Fixed Income Team
Lead Manager

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 11/2/1993

	Class A	Class B	Class C	Class I
Class inception date	1/17/1995	1/6/1995	3/3/1995	11/2/1993

6-month return with sales charge	-1.76%	-1.11%	1.77%	N/A

6-month return w/o sales charge	4.22%	3.89%	3.82%	4.32%

Average annual return*

1 year with sales charge	-7.64%	-7.47%	-4.61%	N/A

1 year w/o sales charge	-1.98%	-2.67%	-2.68%	-1.67%

5 year	-1.83%	-1.77%	-1.58%	-0.41%

Since portfolio inception	6.30%	6.30%	6.18%	7.22%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Tax Strategic Foundation Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500), the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

S&P 500 and LBMBI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

This space left intentionally blank

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar's style boxes are based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

All data is as of April 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
		Year Ended	Year Ended March 31,
		October 31, 2002[1]	2002	2001	2000	1999	1998
CLASS A
Net asset value, beginning of period	$13.65	$14.93	$15.18	$17.18	$16.17	$16.36	$13.57
Income from investment operations
Net investment income	0.14	0.19	0.34	0.35	0.36	0.34	0.31
Net realized and unrealized gains or losses on securities	0.43	-1.31	-0.25	-2.00	1.00	-0.16	2.96
Total from investment operations	0.57	-1.12	0.09	-1.65	1.36	0.18	3.27
Distributions to shareholders from
Net investment income	-0.14	-0.16	-0.34	-0.35	-0.35	-0.34	-0.30
Net realized gains	0	0	0	0	0	-0.03	-0.18
Total distributions to shareholders	-0.14	-0.16	-0.34	-0.35	-0.35	-0.37	-0.48
Net asset value, end of period	$14.08	$13.65	$14.93	$15.18	$17.18	$16.17	$16.36
Total return[2]	4.22%	-7.52%	0.62%	-9.69%	8.54%	1.19%	24.40%
Ratios and supplemental data
Net assets, end of period (millions)	$36	$35	$44	$57	$78	$82	$70
Ratios to average net assets
Expenses[3]	1.34%[4]	1.36%[4]	1.31%	1.29%	1.30%	1.33%	1.42%
Net investment income	2.01%[4]	2.21%[4]	2.19%	2.10%	2.15%	2.18%	2.21%
Portfolio turnover rate	19%	18%	21%	31%	120%	64%	50%

1.  For the seven months ended October 31, 2002. The fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

2.  Excluding applicable sales charges

3.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
		Year Ended	Year Ended March 31,
		October 31, 2002[1]	2002	2001	2000	1999	1998
CLASS B
Net asset value, beginning of period	$13.62	$14.90	$15.16	$17.14	$16.14	$16.33	$13.56
Income from investment operations
Net investment income	0.09	0.12	0.22	0.23	0.23	0.22	0.21
Net realized and unrealized gains or losses on securities	0.44	-1.29	-0.25	-1.98	1.00	-0.15	2.94
Total from investment operations	0.53	-1.17	-0.03	-1.75	1.23	0.07	3.15
Distributions to shareholders from
Net investment income	-0.10	-0.11	-0.23	-0.23	-0.23	-0.23	-0.20
Net realized gains	0	0	0	0	0	-0.03	-0.18
Total distributions to shareholders	-0.10	-0.11	-0.23	-0.23	-0.23	-0.26	-0.38
Net asset value, end of period	$14.05	$13.62	$14.90	$15.16	$17.14	$16.14	$16.33
Total return[2]	3.89%	-7.89%	-0.21%	-10.30%	7.69%	0.41%	23.44%
Ratios and supplemental data
Net assets, end of period (millions)	$85	$95	$125	$155	$209	$244	$185
Ratios to average net assets
Expenses[3]	2.08%[4]	2.11%[4]	2.06%	2.04%	2.05%	2.08%	2.18%
Net investment income	1.27%[4]	1.46%[4]	1.44%	1.35%	1.39%	1.42%	1.46%
Portfolio turnover rate	19%	18%	21%	31%	120%	64%	50%

1.  For the seven months ended October 31, 2002. The fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
		Year Ended	Year Ended March 31,
		October 31, 2002[1]	2002	2001	2000	1999	1998
CLASS C
Net asset value, beginning of period	$13.61	$14.88	$15.14	$17.12	$16.11	$16.30	$13.53
Income from investment operations
Net investment income	0.08	0.12	0.22	0.23	0.23	0.22	0.21
Net realized and unrealized gains or losses on securities	0.44	-1.28	-0.25	-1.98	1.01	-0.15	2.94
Total from investment operations	0.52	-1.16	-0.03	-1.75	1.24	0.07	3.15
Distributions to shareholders from
Net investment income	-0.10	-0.11	-0.23	-0.23	-0.23	-0.23	-0.20
Net realized gains	0	0	0	0	0	-0.03	-0.18
Total distributions to shareholders	-0.10	-0.11	-0.23	-0.23	-0.23	-0.26	-0.38
Net asset value, end of period	$14.03	$13.61	$14.88	$15.14	$17.12	$16.11	$16.30
Total return[2]	3.82%	-7.83%	-0.21%	-10.31%	7.77%	0.41%	23.49%
Ratios and supplemental data
Net assets, end of period (millions)	$14	$16	$21	$28	$37	$45	$28
Ratios to average net assets
Expenses[3]	2.09%[4]	2.11%[4]	2.06%	2.04%	2.05%	2.08%	2.18%
Net investment income	1.27%[4]	1.46%[4]	1.44%	1.35%	1.39%	1.42%	1.46%
Portfolio turnover rate	19%	18%	21%	31%	120%	64%	50%

1.  For the seven months ended October 31, 2002. The fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended	Year Ended March 31,
		October 31, 2002[1,2]	2002	2001	2000[1]	1999	1998
CLASS I3
Net asset value, beginning of period	$13.69	$14.96	$15.22	$17.22	$16.20	$16.39	$13.61
Income from investment operations
Net investment income	0.15	0.20	0.52	0.46	0.40	0.37	0.37
Net realized and unrealized gains or losses on securities	0.44	-1.29	-0.40	-2.06	1.02	-0.15	2.95
Total from investment operations	0.59	-1.09	0.12	-1.60	1.42	0.22	3.32
Distributions to shareholders from
Net investment income	-0.16	-0.18	-0.38	-0.40	-0.40	-0.38	-0.36
Net realized gains	0	0	0	0	0	-0.03	-0.18
Total distributions to shareholders	-0.16	-0.18	-0.38	-0.40	-0.40	-0.41	-0.54
Net asset value, end of period	$14.12	$13.69	$14.96	$15.22	$17.22	$16.20	$16.39
Total return	4.32%	-7.32%	0.82%	-9.44%	8.86%	1.38%	24.73%
Ratios and supplemental data
Net assets, end of period (millions)	$3	$3	$4	$5	$8	$24	$20
Ratios to average net assets
Expenses[4]	1.08%[5]	1.11%[5]	1.06%	1.04%	1.04%	1.08%	1.15%
Net investment income	2.27%[5]	2.45%[5]	2.44%	2.35%	2.42%	2.42%	2.48%
Portfolio turnover rate	19%	18%	21%	31%	120%	64%	50%

1.  Net investment income per share is based on average shares outstanding during the period.

2.  For the seven months ended October 31, 2002. The fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.

3.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 52.1%
AIRPORT 4.8%
Alabama Docks Dept. Facs. RRB, 5.50%, 10/01/2022, (Insd. by MBIA)	AAA	$5,000,000	$ 5,472,000
Atlanta, GA Arpt. RRB, Ser. A, 5.75%, 01/01/2020, (Insd. by FGIC)	AAA	1,000,000	1,119,110
6,591,110
EDUCATION 4.9%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Univ. of MA Proj.,
Ser. A, 5.75%, 10/01/2019, (Insd. by FGIC)	AAA	1,000,000	1,137,700
New York Dorm. Auth. RB, 5.75%, 05/15/2013, (Insd. by FGIC)	AAA	4,755,000	5,620,648
6,758,348
GENERAL OBLIGATION LOCAL 10.8%
Clark Cnty., WA GO, Sch. Dist. 117:
5.50%, 12/01/2016, (Insd. by FSA)	AAA	3,500,000	4,063,990
5.50%, 12/01/2017, (Insd. by FSA)	AAA	2,000,000	2,322,280
Cranston, RI GO, 5.50%, 07/15/2015, (Insd. by MBIA)	AAA	3,025,000	3,300,426
New York, NY GO, Ser. F, 5.25%, 08/01/2016, (Insd. by MBIA)	AAA	2,500,000	2,719,375
Pittsburgh, PA GO, Ser. A, 5.50%, 09/01/2014, (Insd. by AMBAC)	AAA	2,000,000	2,314,680
14,720,751
GENERAL OBLIGATION STATE 3.2%
Nevada GO, Colorado River Commission, Ser. A, 5.625%, 09/15/2024, (Insd. by FGIC)	AAA	4,010,000	4,414,810
HOSPITAL 7.3%
Massachusetts Hlth. & Edl. Facs. Auth. RB, Beth Israel Deaconess Med. Ctr., Ser. G, 5.75%, 07/01/2012, (Insd. by AMBAC)	AAA	2,500,000	2,557,150
New York City Hlth. & Hosp. Corp. RB, Ser. A, 5.125%, 02/15/2014	AAA	2,000,000	2,146,100
New York Med. Care Facs. RB, Ser. B, 6.25%, 08/15/2010, (Insd. by AMBAC)	AAA	10,000	10,141
Oklahoma Indl. Auth. RRB, Integris Baptist Med. Ctr., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	AAA	4,010,000	4,652,482
Salt Lake City, UT Hosp. RRB, 6.30%, 02/15/2015, (Insd. by MBIA)	AAA	500,000	607,660
9,973,533
HOUSING 1.9%
Alaska Hsg. Fin. Corp. RB, Ser. A, 6.05%, 12/01/2017, (Insd. by MBIA)	AAA	385,000	386,629
Missouri Hsg. Dev. Commission SFHRB, Ser. B, 6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	AAA	410,000	434,961
New York Mtge. Agcy. SFHRB, Ser. 63, 5.60%, 04/01/2010	Aa1	500,000	537,735
North Carolina HFA SFHRB, Ser. 00, 5.80%, 09/01/2012, (Insd. by FHA)	AA	485,000	520,754
Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB, 5.85%, 04/01/2009, (Insd. by GNMA/FNMA/FHLMC)	AAA	350,000	370,296
Utah HFA SFHRB, Ser. B-1, Class 1, 6.00%, 07/01/2016, (Insd. by FHA)	AAA	260,000	278,551
2,528,926
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 4.1%
Fulton Cnty., GA Facs. Corp. COP, 6.00%, 11/01/2015, (Insd. by AMBAC)	AAA	$2,000,000	$ 2,355,940
Hillsborough Cnty., FL Sch. Board COP, Master Lease Program, Ser. A, 5.375%, 07/01/2021, (Insd. by MBIA)	AAA	2,500,000	2,701,300
St. Louis, MO Muni. Fin. Corp. RB, Ser. A, 5.95%, 02/15/2016, (Insd. by AMBAC)	AAA	500,000	567,885
5,625,125
RESOURCE RECOVERY 2.0%
Washington Pub. Pwr. Supply RRB, Ser. C, 5.50%, 07/01/2017, (Insd. by MBIA)	AAA	2,500,000	2,783,875
SPECIAL TAX 1.6%
Washington DC Convention Ctr. Auth. RB, 5.25%, 10/01/2014, (Insd. by AMBAC)	AAA	2,000,000	2,196,500
TRANSPORTATION 4.7%
New Jersey Tpke. Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	AAA	1,400,000	1,727,208
New York City Trans. Auth. COP, Ser. A, 5.40%, 01/01/2019, (Insd. by AMBAC)	AAA	2,500,000	2,710,550
Wisconsin Trans. RB, Ser. A, 5.50%, 07/01/2016, (Insd. by FGIC)	AAA	1,800,000	2,023,092
6,460,850
WATER & SEWER 6.8%
New York City Muni. Wtr. Fin. Auth. RB, Ser. C, 1.26%, 06/15/2033	AA	5,500,000	5,500,000
New York Env. Facs. RB, 6.00%, 06/15/2017	AAA	3,255,000	3,776,958
9,276,958
Total Municipal Obligations			71,330,786

		Shares

COMMON STOCKS 47.2%
CONSUMER DISCRETIONARY 6.2%
Automobiles 0.2%
Harley-Davidson, Inc.		6,216	276,239
Hotels, Restaurants & Leisure 0.1%
Yum! Brands, Inc. *		5,343	131,972
Household Durables 0.1%
Centex Corp.		2,995	197,730
Leisure Equipment & Products 0.7%
International Game Technology, Inc. *		6,508	561,641
Mattel, Inc.		15,011	326,339
887,980
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 1.8%
AOL Time Warner, Inc. *	36,570	$ 500,277
Comcast Corp., Class A	22,206	696,082
Knight-Ridder, Inc.	9,453	610,191
Viacom, Inc., Class B *	9,436	409,617
Walt Disney Co.	12,721	237,374
2,453,541
Multi-line Retail 1.9%
Target Corp.	14,410	481,871
Wal-Mart Stores, Inc.	38,728	2,181,161
2,663,032
Specialty Retail 1.3%
Bed Bath & Beyond, Inc. *	8,207	324,258
Best Buy Co., Inc. *	7,046	243,651
Lowe's Companies, Inc.	23,163	1,016,624
Ross Stores, Inc.	4,640	175,856
1,760,389
Textiles & Apparel 0.1%
V.F. Corp.	3,756	147,761
CONSUMER STAPLES 4.0%
Beverages 1.2%
Coca-Cola Co.	12,245	494,698
Coca-Cola Enterprises, Inc.	25,515	497,287
PepsiCo, Inc.	13,630	589,907
1,581,892
Food & Drug Retailing 0.3%
CVS Corp.	14,711	356,153
Food Products 0.7%
Dean Foods Co. *	12,295	535,201
Hershey Foods Corp.	3,518	229,550
Sara Lee Corp.	12,803	214,834
979,585
Household Products 1.4%
Clorox Co.	12,455	563,215
Procter & Gamble Co.	14,655	1,316,752
1,879,967
Personal Products 0.1%
International Flavors & Fragrances, Inc.	6,424	204,155
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.3%
Altria Group, Inc.	15,031	$ 462,353
ENERGY 2.7%
Energy Equipment & Services 0.1%
Halliburton Co.	9,863	211,167
Oil & Gas 2.6%
Amerada Hess Corp.	4,352	196,493
Anadarko Petroleum Corp.	7,698	341,791
Apache Corp.	7,650	437,962
Burlington Resources, Inc.	7,268	336,581
Exxon Mobil Corp.	43,193	1,520,394
Kerr-McGee Corp.	6,190	260,661
Marathon Oil Corp.	11,100	252,747
Occidental Petroleum Corp.	5,446	162,563
3,509,192
FINANCIALS 10.3%
Banks 3.8%
Bank of America Corp.	18,945	1,402,877
First Tennessee National Corp.	8,401	367,964
FleetBoston Financial Corp.	8,879	235,471
Golden West Financial Corp.	5,689	429,064
Greenpoint Financial Corp.	6,490	309,962
National City Corp.	8,830	264,547
Sovereign Bancorp, Inc.	32,916	508,552
U.S. Bancorp	30,530	676,240
Washington Mutual, Inc.	17,704	699,308
Wells Fargo & Co.	5,536	267,167
5,161,152
Diversified Financials 4.1%
Bear Stearns Companies, Inc.	9,196	614,661
Citigroup, Inc.	52,390	2,056,307
Countrywide Financial Corp.	10,845	733,122
Fannie Mae	12,258	887,357
Lehman Brothers Holdings, Inc.	6,473	407,605
Merrill Lynch & Co., Inc.	13,131	539,027
Morgan Stanley	7,033	314,727
5,552,806
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 2.4%
Allstate Corp.	7,820	$ 295,518
American International Group, Inc.	19,400	1,124,230
Fidelity National Financial, Inc.	13,862	476,853
MetLife, Inc.	21,207	609,277
MGIC Investment Corp.	2,835	128,879
SAFECO Corp.	9,900	381,249
Travelers Property Casualty Corp., Class B	20,200	328,250
3,344,256
HEALTH CARE 7.2%
Biotechnology 0.6%
Amgen, Inc. *	6,854	420,219
Biogen, Inc. *	5,030	191,090
Genentech, Inc. *	5,563	211,338
822,647
Health Care Equipment & Supplies 0.2%
Guidant Corp.	7,055	275,074
Health Care Providers & Services 1.4%
Aetna, Inc.	7,200	358,560
AmerisourceBergen Corp.	5,270	304,869
HCA-The Healthcare Corp.	7,320	234,972
HealthNet, Inc., Class A *	15,298	399,125
McKesson Corp.	11,314	313,850
Wellpoint Health Networks, Inc., Class A *	3,655	277,561
1,888,937
Pharmaceuticals 5.0%
Abbott Laboratories, Inc.	7,724	313,826
Barr Laboratories, Inc. *	8,383	466,095
Bristol-Myers Squibb Co.	11,407	291,335
Forest Laboratories, Inc. *	5,726	296,149
Johnson & Johnson Co.	31,339	1,766,266
Merck & Co., Inc.	24,513	1,426,166
Mylan Laboratories, Inc.	8,580	242,557
Pfizer, Inc.	56,182	1,727,596
Wyeth	7,124	310,108
6,840,098
INDUSTRIALS 5.5%
Aerospace & Defense 1.0%
Boeing Co.	5,756	157,024
L-3 Communications Holdings, Inc. *(p)	7,214	320,301
United Technologies Corp.	13,669	844,881
1,322,206
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Couriers 0.6%
FedEx Corp.	12,984	$ 777,482
Building Products 0.4%
American Standard Companies, Inc. *	4,729	336,657
Masco Corp.	12,612	265,735
602,392
Commercial Services & Supplies 0.7%
First Data Corp.	16,119	632,349
McGraw-Hill Companies, Inc.	5,836	340,764
973,113
Industrial Conglomerates 2.2%
3M Co.	2,636	332,241
General Electric Co.	79,884	2,352,584
Tyco International, Ltd.	26,480	413,088
3,097,913
Machinery 0.4%
ITT Industries, Inc.	5,616	327,413
Timken Co.	11,438	202,453
529,866
Road & Rail 0.2%
Union Pacific Corp.	4,695	279,446
INFORMATION TECHNOLOGY 7.5%
Communications Equipment 0.9%
Cisco Systems, Inc. *	53,641	806,761
QUALCOMM, Inc.	10,879	346,931
1,153,692
Computers & Peripherals 2.2%
Dell Computer Corp. *	31,153	900,633
EMC Corp. *	9,710	88,264
Hewlett-Packard Co.	25,935	422,740
International Business Machines Corp.	13,038	1,106,926
Lexmark International Group, Inc., Class A *	5,664	422,025
Sun Microsystems, Inc. *	37,300	123,090
3,063,678
Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc. *	5,930	110,891
Internet Software & Services 0.2%
Yahoo, Inc. *	8,993	222,847
IT Consulting & Services 0.1%
Affiliated Computer Services, Inc., Class A *	3,352	159,890
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductor Equipment & Products 1.5%
Altera Corp. *	5,837	$ 92,283
Applied Materials, Inc. *	11,688	170,645
Intel Corp.	66,210	1,218,264
Maxim Integrated Products, Inc.	3,481	136,768
Texas Instruments, Inc.	26,106	482,700
2,100,660
Software 2.5%
Citrix Systems, Inc. *	10,600	200,976
Microsoft Corp. *	88,518	2,263,405
Oracle Corp. *	58,895	699,673
Symantec Corp. *	5,101	224,189
3,388,243
MATERIALS 1.0%
Chemicals 0.4%
Ecolab, Inc.	4,006	204,667
Praxair, Inc.	5,418	314,677
519,344
Containers & Packaging 0.4%
Ball Corp.	7,066	396,827
Bemis Co., Inc.	4,361	199,123
595,950
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	18,309	316,929
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.4%
BellSouth Corp.	11,032	281,206
SBC Communications, Inc.	19,114	446,503
Sprint Corp.	27,440	315,834
Verizon Communications, Inc.	21,323	797,054
1,840,597
Wireless Telecommunications Services 0.2%
Nextel Communications, Inc., Class A *	21,776	322,067
UTILITIES 1.2%
Electric Utilities 1.0%
Cinergy Corp. (p)	6,300	215,082
Dominion Resources, Inc.	4,300	254,474
DTE Energy Co.	5,791	233,493
Entergy Corp.	8,777	409,096
Public Service Enterprise Group, Inc.	7,200	276,984
1,389,129
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.2%
Sempra Energy	9,758	$ 261,905
Total Common Stocks		64,616,318
SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund (o)	108,071	108,071
Navigator Prime Portfolio (pp)	888,206	888,206
Total Short-Term Investments		996,277
Total Investments (cost $124,426,737) 100.0%		136,943,381
Other Assets and Liabilities 0.0%		(39,093)
Net Assets 100.0%		$ 136,904,288

*	Non-income producing security
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Group
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 124,426,737
Net unrealized gains on securities	12,516,644

Market value of securities	136,943,381
Cash	2,977
Receivable for Fund shares sold	97,544
Interest and dividends receivable	996,077
Prepaid expenses and other assets	30,086

Total assets	138,070,065

Liabilities
Payable for Fund shares redeemed	233,325
Payable for securities on loan	888,206
Advisory fee payable	2,817
Distribution Plan expenses payable	2,998
Due to other related parties	376
Accrued expenses and other liabilities	38,055

Total liabilities	1,165,777

Net assets	$ 136,904,288

Net assets represented by
Paid-in capital	$ 134,855,997
Undistributed net investment income	104,103
Accumulated net realized losses on securities	(10,572,456)
Net unrealized gains on securities	12,516,644

Total net assets	$ 136,904,288

Net assets consists of
Class A	$ 35,816,048
Class B	84,615,625
Class C	13,869,632
Class I	2,602,983

Total net assets	$ 136,904,288

Shares outstanding
Class A	2,543,561
Class B	6,023,503
Class C	988,750
Class I	184,339

Net asset value per share
Class A	$ 14.08
Class A -- Offering price (based on sales charge of 5.75%)	$ 14.94
Class B	$ 14.05
Class C	$ 14.03
Class C -- Offering price (based on sales charge of 1.00%)	$ 14.17
Class I	$ 14.12

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Interest	$ 1,799,920
Dividends	544,823

Total investment income	2,344,743

Expenses
Advisory fee	524,059
Distribution Plan expenses
Class A	44,844
Class B	439,008
Class C	74,191
Administrative services fee	69,874
Transfer agent fees	122,349
Trustees' fees and expenses	1,522
Printing and postage expenses	2,334
Custodian fee	16,257
Registration and filing fees	9,490
Professional fees	10,022
Other	645

Total expenses	1,314,595
Less: Expense reductions	(192)

Net expenses	1,314,403

Net investment income	1,030,340

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(7,103,111)
Net change in unrealized gains or losses on securities	11,312,426

Net realized and unrealized gains or losses on securities	4,209,315

Net increase in net assets resulting from operations	$ 5,239,655

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2003		Year Ended
	(unaudited)		October 31, 2002(a)

Operations
Net investment income		$ 1,030,340		$ 1,634,404
Net realized losses on securities		(7,103,111)		(1,768,692)
Net change in unrealized gains or losses on securities		11,312,426		(14,317,841)

Net increase (decrease) in net assets resulting from operations		5,239,655		(14,452,129)

Distributions to shareholders from
Net investment income
Class A		(356,707)		(438,100)
Class B		(619,323)		(805,495)
Class C		(105,917)		(139,352)
Class I		(30,158)		(43,074)

Total distributions to shareholders		(1,112,105)		(1,426,021)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	61,725	838,579	46,517	661,787
Class B	52,645	717,238	48,433	683,461
Class C	46,467	632,132	33,742	472,808
Class I	7,053	96,050	3,640	49,800

		2,283,999		1,867,856

Net asset value of shares issued in reinvestment of distributions
Class A	23,534	320,660	27,632	384,795
Class B	36,329	494,244	46,684	649,844
Class C	5,865	79,679	7,732	107,501
Class I	1,188	16,221	2,016	28,118

		910,804		1,170,258

Auomatic conversion of Class B shares to Class A shares
Class A	209,276	2,841,139	117,635	1,650,640
Class B	(209,817)	(2,841,139)	(117,885)	(1,650,640)

		0		0

Payment for shares redeemed
Class A	(327,749)	(4,473,098)	(564,994)	(7,926,834)
Class B	(813,535)	(11,064,153)	(1,407,578)	(19,730,781)
Class C	(264,548)	(3,599,462)	(270,353)	(3,759,593)
Class I	(53,871)	(740,791)	(22,341)	(305,802)

		(19,877,504)		(31,723,010)

Net decrease in net assets resulting from capital share transactions		(16,682,701)		(28,684,896)

Total decrease in net assets		(12,555,151)		(44,563,046)
Net assets
Beginning of period		149,459,439		194,022,485

End of period		$ 136,904,288		$ 149,459,439

Undistributed net investment income		$ 104,103		$ 185,868

(a) For the seven months ended October 31, 2002. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	March 31, 2002

Operations
Net investment income		$ 3,591,840
Net realized losses on securities		(1,412,563)
Net change in unrealized gains or losses on securities		(2,152,213)

Net increase in net assets resulting from operations		27,064

Distributions to shareholders from
Net investment income
Class A		(1,110,277)
Class B		(2,040,478)
Class C		(353,010)
Class I*		(111,345)

Total distributions to shareholders		(3,615,110)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	206,615	3,132,606
Class B	210,363	3,181,566
Class C	116,826	1,766,631
Class I*	9,999	150,603

		8,231,406

Net asset value of shares issued in reinvestment of distributions
Class A	65,403	972,715
Class B	111,732	1,659,782
Class C	18,093	268,335
Class I*	3,431	51,215

		2,952,047

Auomatic conversion of Class B shares to Class A shares
Class A	35,721	544,053
Class B	(35,804)	(544,053)

		0

Payment for shares redeemed
Class A	(1,090,187)	(16,417,225)
Class B	(2,123,440)	(32,038,188)
Class C	(568,413)	(8,565,225)
Class I*	(124,355)	(1,884,928)

		(58,905,566)

Net decrease in net assets resulting from capital share transactions		(47,722,113)

Total decrease in net assets		(51,310,159)
Net assets
Beginning of period		245,332,644

End of period		$ 194,022,485

Overdistributed net investment income		$ (16,691)

* Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Tax Strategic Foundation (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.60% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $3,823 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $26,609,063 and $43,352,883, respectively, for the six months ended April 30, 2003.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund loaned securities during the six months ended April 30, 2003 to certain brokers. At April 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $852,312 and $888,206, respectively. During the six months ended April 30, 2003, the Fund earned $617 in income from securities lending.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $124,426,737. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,038,555 and $3,521,911, respectively, with a net unrealized appreciation of $12,516,644.

As of October 31, 2002, the Fund had $3,297,143 in capital loss carryovers for federal income tax purposes with $155,004 expiring in 2007, $1,489,903 expiring in 2009 and $1,652,236 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $192, which represents 0.00% of its average daily net assets.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566670   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Technology Fund

Evergreen Technology Fund: Semiannual Report as of April 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Technology Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade's worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged. In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October's lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren't the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world's largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

John L. Rutledge
Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

6-month return with sales charge	-4.08%	-3.67%	-0.77%	N/A

6-month return w/o sales charge	1.73%	1.33%	1.33%	1.94%

Average annual return*

1 year with sales charge	-27.80%	-27.84%	-25.59%	N/A

1 year w/o sales charge	-23.45%	-24.05%	-24.09%	-23.30%

Since portfolio inception	-21.54%	-21.47%	-21.04%	-19.94%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Technology Fund Class A shares,1 versus a similar investment in the Merrill Lynch 100 Technology Index (ML 100 Technology), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The ML 100 Technology and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1,2]
CLASS A
Net asset value, beginning of period	$4.62	$6.30	$9.97	$10.00
Income from investment operations
Net investment loss	-0.05	-0.13	-0.15	-0.10
Net realized and unrealized gains or losses on securities	0.13	-1.55	-3.52	0.07[3]
Total from investment operations	0.08	-1.68	-3.67	-0.03
Net asset value, end of period	$4.70	$4.62	$6.30	$9.97
Total return[4]	1.73%	-26.67%	-36.81%	-0.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,088	$5,267	$4,732	$4,645
Ratios to average net assets
Expenses[5]	2.87%[6]	2.69%	2.53%	1.72%[6]
Net investment loss	-2.21%[6]	-2.34%	-1.96%	-1.19%[6]
Portfolio turnover rate	87%	214%	368%	185%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.

3.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relations to fluctuating market values for the portfolio.

4.  Excluding applicable sales charges

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1,2]
CLASS B
Net asset value, beginning of period	$4.52	$6.22	$9.90	$10.00
Income from investment operations
Net investment loss	-0.07	-0.18	-0.20	-0.19
Net realized and unrealized gains or losses on securities	0.13	-1.52	-3.48	0.09[3]
Total from investment operations	0.06	-1.70	-3.68	-0.10
Net asset value, end of period	$4.58	$4.52	$6.22	$9.90
Total return[4]	1.33%	-27.33%	-37.17%	-1.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,227	$2,887	$7,049	$7,664
Ratios to average net assets
Expenses[5]	3.61%[6]	3.36%	3.28%	2.49%[6]
Net investment loss	-2.96%[6]	-3.00%	-2.72%	-1.96%[6]
Portfolio turnover rate	87%	214%	368%	185%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  For the period from December 22, 1999 (commencement of class operations) to October 31, 2000.

3.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relations to fluctuating market values for the portfolio.

4.  Excluding applicable sales charges

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1,2]
CLASS C
Net asset value, beginning of period	$4.51	$6.22	$9.91	$10.00
Income from investment operations
Net investment loss	-0.07	-0.18	-0.20	-0.15
Net realized and unrealized gains or losses on securities	0.13	-1.53	-3.49	0.06[3]
Total from investment operations	0.06	-1.71	-3.69	-0.09
Net asset value, end of period	$4.57	$4.51	$6.22	$9.91
Total return[4]	1.33%	-27.49%	-37.24%	-0.90%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,475	$1,470	$1,902	$1,798
Ratios to average net assets
Expenses[5]	3.60%[6]	3.41%	3.28%	2.47%[6]
Net investment loss	-2.95%[6]	-3.05%	-2.71%	-1.88%[6]
Portfolio turnover rate	87%	214%	368%	185%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  For the period from December 22, 1999 (commencement of class operations) to October 31, 2000.

3.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relations to fluctuating market values for the portfolio.

4.  Excluding applicable sales charges

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)[1]
		Year Ended October 31,
		2002[1]	2001[1]	2000[1,2]
CLASS I3
Net asset value, beginning of period	$4.65	$6.34	$10.00	$10.00
Income from investment operations
Net investment loss	-0.04	-0.12	-0.13	-0.10
Net realized and unrealized gains or losses on securities	0.13	-1.57	-3.53	0.10[4]
Total from investment operations	0.09	-1.69	-3.66	0
Net asset value, end of period	$4.74	$4.65	$6.34	$10.00
Total return	1.94%	-26.66%	-36.60%	0.00%
Ratios and supplemental data
Net assets, end of period (thousands)	$622	$352	$371	$217
Ratios to average net assets
Expenses[5]	2.63%[6]	2.44%	2.30%	1.49%[6]
Net investment loss	-1.96%[6]	-2.08%	-1.74%	-0.99%[6]
Portfolio turnover rate	87%	214%	368%	185%

1.  Net investment loss per share is based on average shares outstanding during the period.

2.  For the period from December 22, 1999 (commencement of class operations) to October 31, 2000.

3.  Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

4.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 96.6%
INDUSTRIALS 16.3%
Aerospace & Defense 2.1%
L-3 Communications Holdings, Inc. *(p)	5,000	$ 222,000
Commercial Services & Supplies 14.2%
Certegy, Inc. *	6,000	149,940
Concord EFS, Inc. *	24,000	331,920
Equifax, Inc.	7,000	162,330
First Data Corp.	6,000	235,380
Fiserv, Inc. *	13,000	382,720
Pitney Bowes, Inc.	6,000	210,660
1,472,950
INFORMATION TECHNOLOGY 80.3%
Communications Equipment 14.0%
Cisco Systems, Inc. *	22,000	330,880
Harris Corp.	5,000	142,800
Lucent Technologies, Inc. *	100,000	180,000
Nokia Corp., ADR	30,000	497,100
Nortel Networks Corp. *	70,000	180,600
QUALCOMM, Inc.	4,000	127,560
1,458,940
Computers & Peripherals 14.7%
Hewlett-Packard Co.	32,000	521,600
Imation Corp. *	5,000	171,500
International Business Machines Corp.	3,000	254,700
Lexmark International Group, Inc., Class A *	5,000	372,550
Western Digital Corp. *	22,000	205,260
1,525,610
Electronic Equipment & Instruments 5.2%
Amphenol Corp., Class A *(p)	8,000	354,320
Jabil Circuit, Inc. *	10,000	187,000
541,320
IT Consulting & Services 16.0%
Accenture, Ltd., Class A *	14,000	224,280
Affiliated Computer Services, Inc., Class A *	14,000	667,800
Amdocs, Ltd. *	14,000	247,240
SunGard Data Systems, Inc. *	14,000	301,000
Unisys Corp. *	22,000	228,800
1,669,120
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductor Equipment & Products 18.1%
Altera Corp. *	11,000	$ 173,910
Flextronics International, Ltd. *	20,000	175,000
Intersil Holding Corp., Class A *	13,800	255,300
Marvell Technology Group, Ltd. *(p)	10,000	230,790
Microchip Technology, Inc.	10,000	207,900
Micron Technology, Inc. *	35,000	297,500
NVIDIA Corp. *	14,000	199,780
Texas Instruments, Inc.	10,000	184,900
Xilinx, Inc. *	6,000	162,420
1,887,500
Software 12.3%
Adobe Systems, Inc.	5,000	172,800
BMC Software, Inc. *	12,000	179,040
Intuit, Inc. *	6,000	232,680
Microsoft Corp. *	12,000	306,840
Oracle Corp. *	14,000	166,320
Veritas Software Corp. *	10,000	220,100
1,277,780
Total Common Stocks		10,055,220
SHORT-TERM INVESTMENTS 11.7%
MUTUAL FUND SHARES 11.7%
Evergreen Institutional U.S. Government Money Market Fund (o)	595,453	595,453
Navigator Prime Portfolio (pp)	628,400	628,400
Total Short-Term Investments		1,223,853
Total Investments (cost $10,394,071) 108.3%		11,279,073
Other Assets and Liabilities (8.3%)		(866,573)
Net Assets 100.0%		$ 10,412,500

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 10,394,071
Net unrealized gains on securities	885,002

Market value of securities	11,279,073
Receivable for Fund shares sold	158,822
Receivable for securities lending income	760
Dividends receivable	659
Prepaid expenses and other assets	28,185

Total assets	11,467,499

Liabilities
Payable for Fund shares redeemed	412,640
Payable for securities on loan	628,400
Advisory fee payable	279
Distribution Plan expenses payable	174
Due to other related parties	29
Accrued expenses and other liabilities	13,477

Total liabilities	1,054,999

Net assets	$ 10,412,500

Net assets represented by
Paid-in capital	$ 22,141,835
Undistributed net investment loss	(127,681)
Accumulated net realized losses on securities	(12,486,656)
Net unrealized gains on securities	885,002

Total net assets	$ 10,412,500

Net assets consists of
Class A	$ 5,088,074
Class B	3,227,309
Class C	1,475,180
Class I	621,937

Total net assets	$ 10,412,500

Shares outstanding
Class A	1,082,970
Class B	704,490
Class C	322,465
Class I	131,148

Net asset value per share
Class A	$ 4.70
Class A -- Offering price (based on sales charge of 5.75%)	$ 4.99
Class B	$ 4.58
Class C	$ 4.57
Class C -- Offering price (based on sales charge of 1.00%)	$ 4.62
Class I	$ 4.74

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,366)	$ 31,260
Income from affiliates	2,311

Total Investment Income	33,571

Expenses
Advisory fee	48,381
Distribution Plan expenses
Class A	7,035
Class B	14,483
Class C	6,820
Administrative services fees	5,093
Transfer agent fees	37,820
Trustees' fees and expenses	96
Printing and postage expenses	12,475
Custodian fee	1,542
Registration and filing fees	18,368
Professional fees	8,500
Other	653

Total expenses	161,266
Less: Expense reductions	(14)

Net expenses	161,252

Net investment loss	(127,681)

Net realized and unrealized losses on securities
Net realized losses on securities	(856,289)
Net change in unrealized gains or losses on securities	1,105,908

Net realized and unrealized gains or losses on securities	249,619

Net increase in net assets resulting from operations	$ 121,938

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2003		Year Ended
	(unaudited)		October 31, 2002

Operations
Net investment loss		$ (127,681)		$ (357,555)
Net realized losses on securities		(856,289)		(2,781,149)
Net change in unrealized gains or losses
on securities		1,105,908		(893,069)

Net increase (decrease) in net assets
resulting from operations		121,938		(4,031,773)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,850,810	8,567,840	328,024	1,959,895
Class B	176,825	796,681	216,254	1,328,943
Class C	138,447	626,236	167,233	955,647
Class I	72,907	348,523	41,826	205,102

		10,339,280		4,449,587

Automatic conversion of Class B shares
to Class A shares
Class A	5,724	26,920	486,372	3,354,162
Class B	(5,854)	(26,920)	(494,226)	(3,354,162)

		0		0

Payment for shares redeemed
Class A	(1,914,438)	(8,815,910)	(424,035)	(2,369,081)
Class B	(105,543)	(480,418)	(216,394)	(1,179,851)
Class C	(141,645)	(648,428)	(147,518)	(798,323)
Class I	(17,327)	(79,512)	(24,799)	(149,434)

		(10,024,268)		(4,496,689)

Net increase (decrease) in net assets
resulting from capital share
transactions		315,012		(47,102)

Total increase (decrease) in net assets		436,950		(4,078,875)
Net assets
Beginning of period		9,975,550		14,054,425
End of period		$ 10,412,500		$ 9,975,550

Undistributed net investment income
(loss)		$ (127,681)		$ 0

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Technology Fund (the "Fund") is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.74% of the Fund's average daily net assets.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $6,180 to Wachovia Securities, Inc.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $8,837,098 and $8,574,664, respectively, for the six months ended April 30, 2003.

The Fund loaned securities during the six months ended April 30, 2003 to certain brokers. At April 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $608,601 and $628,400, respectively. During the six months ended April 30, 2003, the Fund earned $1,130 in income from securities lending.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $10,394,071. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,074,199 and $189,197, respectively, with a net unrealized appreciation of $885,002.

As of October 31, 2002, the Fund $11,284,023 in capital loss carryovers for federal income tax purposes with $820,548 expiring in 2008, $7,848,521 expiring in 2009 and $2,614,954 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $14, which represents 0.00% of its average daily net assets.

8. DEFERRED TRUSTEES' FEES

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

[5] The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566671   6/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Utility and Telecommunications Fund

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

6	FINANCIAL HIGHLIGHTS

10	SCHEDULE OF INVESTMENTS

13	STATEMENT OF ASSETS AND LIABILITIES

14	STATEMENT OF OPERATIONS

15	STATEMENTS OF CHANGES IN NET ASSETS

16	NOTES TO FINANCIAL STATEMENTS

20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments (SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

June 2003

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Utility and Telecommunications Fund, which covers the six-month period ended April 30, 2003.

Market analysis

Over the past six months, the financial markets have experienced a decade’s worth of uncertainty. Economic and geopolitical struggles have dampened the investment landscape, while corporations endeavored to generate profit growth in the challenging environment. As always, those investors who properly adhered to their long-term investment strategies managed to benefit despite the near-term volatility.

The period began with domestic and global economies struggling to find their way. U.S. GDP growth dropped significantly by the end of 2002. After climbing by approximately 4% in the third quarter of last year, economic output rose at a 1% annual rate in the final three months of the year. Businesses were reluctant to spend amid the environment of sluggish growth and excess capacity. Consumers reigned in their spending habits as job growth remained flat and prospects for war with Iraq emerged.

In an attempt to revive growth and confidence, the Federal Reserve unexpectedly slashed interest rates by 50 basis points at their November meeting. Despite this effort, 2002 closed with a whimper in the financial markets. A 20% surge from October’s lows in the equity markets fizzled, and cash poured into money market funds and U.S. Treasury bonds.

Investors in domestic equities continued their battle on a variety of fronts. The prospect of a weak economic recovery, meek profits, lingering questions on corporate credibility, and the huge, un-quantifiable effects of fears related to possible war and terror all weighed on the market. As the new-year dawned, however, optimism returned. Growth in the economy and profits appeared on the horizon, and diplomatic efforts

1

LETTER TO SHAREHOLDERS continued

suggested the possibility of war was remote. Unfortunately, these efforts ultimately failed and war was inevitable. Ironically, once the war with Iraq became imminent, investors poured money back into equities. It appeared that the uncertainty of war was worse than the war itself for the equity markets, which surged over a two-week period in the middle of March. Additionally, corporate profits for the first quarter came in above expectations, further fueling the rise in equities. Successful combat operations in Iraq and better sales growth also contributed to the improvement in sentiment.

Domestic equities weren’t the only winners during the period, though. The vast geopolitical tensions led to a huge surge in demand for the perceived safety of U.S. Treasury bonds. The yield on the ten-year bond continued to fall throughout the period, despite the prospects for higher federal budget deficits. Investors poured money into Treasuries, helping drive yields to historic lows. Corporate bonds also participated, as investors were attracted to the widening spreads relative to Treasuries. Investors also became more comfortable with the de-leveraging of U.S. balance sheets, and evidently encouraged by the many steps taken to improve corporate credibility. We believe the performance of the corporate bond market, particularly over the past few months, bodes well for a recovery in GDP and profits in coming quarters.

International markets also experienced many of the same challenges during the six-month period. Geopolitical concerns notwithstanding, international investors were also faced with suspect prospects in some of the world’s largest economies, namely Germany, France and Japan. Rising unemployment continued to proliferate in Europe, while the structural banking problems persisted in Japan. Despite these problems, strengthening currencies managed to attract investment throughout the period.

Looking forward, we believe the combination of monetary and fiscal stimulus in the U.S. will continue to generate gradually improving GDP growth, which should support higher profits in coming months. Equities are beginning to improve technically as well, with advance-decline ratios strengthening on improving volume. Treasuries may face upward yield pressures as

2

LETTER TO SHAREHOLDERS continued

federal deficits increase, yet attractive spreads portend further strength in corporates and high yield bonds. International economies require stimulative monetary policies to generate sustainable demand growth, and if achieved, we expect a coordinated global recovery to emerge as we move into 2004.

As always, we encourage investors to remain dedicated to the long-term investment strategies. Proper diversification with your portfolio is essential in limiting risk while seeking rewards. While the current investment environment is challenging, we remind investors that the U.S. economy and the financial markets have a long history of adaptability and recovery. By focusing on the fundamentals, and not allowing oneself to get caught up in the day-to-day, news-related volatility, we continue to believe that the patient, long-term investor will be rewarded.

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continued support of Evergreen Investments.

William M. Ennis President and Chief Executive Officer Evergreen Investment Company, Inc.	Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of April 30, 2003

MANAGEMENT TEAM

CURRENT INVESTMENT STYLE (2)

PERFORMANCE AND RETURNS (1)

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I

Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994
6-month return with sales charge	-1.83%	-1.99%	1.80%	N/A
6-month return w/o sales charge	4.15%	3.76%	3.76%	4.28%
Average annual returns*
1 year with sales charge	-19.72%	-20.14%	-17.04%	N/A
1 year w/o sales charge	-14.78%	-15.41%	-15.39%	-14.57%
5 year	-5.19%	-5.05%	-4.96%	-3.83%
Since portfolio inception	3.23%	3.12%	3.06%	4.14%

*

Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Utility and Telecommunications Fund Class A shares, (1) versus a similar investment in the S&P Utility Index (S&P Utility), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P Utility and S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

This space left intentionally blank

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

(2) Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
			Year Ended October 31,				Year Ended July 31,

CLASS A			2002	2001	2000(1)		2000	1999	1998

Net asset value, beginning of period	$6.40		$8.66	$14.69	$13.96		$12.85	$11.76	$11.45

Income from investment operations
Net investment income	0.10		0.25	0.40	0.09		0.35	0.42	0.43
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.16		(2.26)	(5.00)	0.72		2.29	2.37	1.44

Total from investment operations	0.26		(2.01)	(4.60)	0.81		2.64	2.79	1.87

Distributions to shareholders from
Net investment income	(0.11)		(0.25)	(0.38)	(0.08)		(0.35)	(0.42)	(0.44)
Net realized gains	0		0	(1.05)	0		(1.18)	(1.28)	(1.12)

Total distributions to shareholders	(0.11)		(0.25)	(1.43)	(0.08)		(1.53)	(1.70)	(1.56)

Net asset value, end of period	$6.55		$6.40	$8.66	$14.69		$13.96	$12.85	$11.76

Total return(2)	4.15%		(23.57%)	(34.00%)	5.76%		21.75%	26.05%	17.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$141,917		$143,567	$218,603	$327,067		$299,675	$108,411	$95,300
Ratios to average net assets
Expenses(3)	1.51	%(4)	1.16%	1.10%	1.09	%(4)	1.06%	1.03%	0.99%
Net investment income	3.07	%(4)	3.26%	3.20%	2.50	%(4)	2.41%	3.60%	3.58%
Portfolio turnover rate	106%		304%	83%	28%		66%	46%	62%

(1)

For the three months ended October 31, 2000. The fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
			Year Ended October 31,				Year Ended July 31,

CLASS B			2002	2001	2000(1)		2000	1999	1998

Net asset value, beginning of period	$6.40		$8.67	$14.70	$13.97		$12.86	$11.76	$11.46

Income from investment operations
Net investment income	0.07		0.19	0.29	0.06		0.24	0.34	0.34
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.17		(2.27)	(4.97)	0.72		2.29	2.37	1.44

Total from investment operations	0.24		(2.08)	(4.68)	0.78		2.53	2.71	1.78

Distributions to shareholders from
Net investment income	(0.09)		(0.19)	(0.30)	(0.05)		(0.24)	(0.33)	(0.36)
Net realized gains	0		0	(1.05)	0		(1.18)	(1.28)	(1.12)

Total distributions to shareholders	(0.09)		(0.19)	(1.35)	(0.05)		(1.42)	(1.61)	(1.48)

Net asset value, end of period	$6.55		$6.40	$8.67	$14.70		$13.97	$12.86	$11.76

Total return(2)	3.76%		(24.22%)	(34.47%)	5.56%		20.79%	25.23%	16.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$53,871		$59,748	$125,540	$157,985		$110,460	$54,839	$43,776
Ratios to average net assets
Expenses(3)	2.24	%(4)	1.90%	1.85%	1.84	%(4)	1.80%	1.77%	1.74%
Net investment income	2.35	%(4)	2.53%	2.45%	1.71	%(4)	1.76%	2.85%	2.82%
Portfolio turnover rate	106%		304%	83%	28%		66%	46%	62%

(1)

For the three months ended October 31, 2000. The fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
			Year Ended October 31,				Year Ended July 31,

CLASS C			2002	2001	2000(1)		2000	1999	1998

Net asset value, beginning of period	$6.41		$8.67	$14.71	$13.98		$12.86	$11.76	$11.46

Income from investment operations
Net investment income	0.08		0.19	0.29	0.06		0.24	0.34	0.34
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.16		(2.26)	(4.98)	0.72		2.30	2.37	1.44

Total from investment operations	0.24		(2.07)	(4.69)	0.78		2.54	2.71	1.78

Distributions to shareholders from
Net investment income	(0.09)		(0.19)	(0.30)	(0.05)		(0.24)	(0.33)	(0.36)
Net realized gains	0		0	(1.05)	0		(1.18)	(1.28)	(1.12)

Total distributions to shareholders	(0.09)		(0.19)	(1.35)	(0.05)		(1.42)	(1.61)	(1.48)

Net asset value, end of period	$6.56		$6.41	$8.67	$14.71		$13.98	$12.86	$11.76

Total return(2)	3.76%		(24.11%)	(34.52%)	5.55%		20.88%	25.23%	16.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,770		$8,368	$12,853	$14,493		$9,589	$879	$486
Ratios to average net assets
Expenses(3)	2.25	%(4)	1.91%	1.85%	1.84	%(4)	1.82%	1.77%	1.74%
Net investment income	2.34	%(4)	2.52%	2.45%	1.71	%(4)	1.77%	2.74%	2.82%
Portfolio turnover rate	106%		304%	83%	28%		66%	46%	62%

(1)

For the three months ended October 31, 2000. The fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

(2)

Excluding applicable sales charges

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2003 (unaudited)
			Year Ended October 31,				Year Ended July 31,

CLASS I(2)			2002	2001	2000(1)		2000	1999	1998

Net asset value, beginning of period	$6.40		$8.66	$14.69	$13.96		$12.86	$11.77	$11.46

Income from investment operations
Net investment income	0.11		0.28	0.45	0.10		0.38	0.49	0.46
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.16		(2.27)	(5.02)	0.71		2.28	2.33	1.45

Total from investment operations	0.27		(1.99)	(4.57)	0.81		2.66	2.82	1.91

Distributions to shareholders from
Net investment income	(0.12)		(0.27)	(0.41)	(0.08)		(0.38)	(0.45)	(0.48)
Net realized gains	0		0	(1.05)	0		(1.18)	(1.28)	(1.12)

Total distributions to shareholders	(0.12)		(0.27)	(1.46)	(0.08)		(1.56)	(1.73)	(1.60)

Net asset value, end of period	$6.55		$6.40	$8.66	$14.69		$13.96	$12.86	$11.77

Total return(2)	4.28%		(23.38%)	(33.84%)	5.82%		21.98%	26.35%	17.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$639		$637	$1,135	$2,634		$2,630	$2,123	$1,695
Ratios to average net assets
Expenses(3)	1.25	%(4)	0.91%	0.84%	0.84	%(4)	0.79%	0.77%	0.74%
Net investment income	3.54	%(4)	3.53%	3.46%	2.76	%(4)	2.78%	3.92%	3.82%
Portfolio turnover rate	106%		304%	83%	28%		66%	46%	62%

(1)

For the three months ended October 31, 2000. The fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

(2)

Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

(3)

The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4)

Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS
April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 86.3%
ENERGY 0.3%
Oil & Gas 0.3%
Devon Energy Corp.	15,000	$708,750

FINANCIALS 0.4%
Diversified Financials 0.4%
Veba AG *	15,000	719,330

INDUSTRIALS 0.8%
Construction & Engineering 0.8%
Bouygues SA	65,000	1,593,070

TELECOMMUNICATION SERVICES 18.7%
Diversified Telecommunication Services 13.1%
ALLTEL Corp. þ	160,000	7,656,000
AT&T Canada, Inc., Class B *	55,000	1,470,118
BellSouth Corp.	270,000	6,882,300
Centurytel, Inc.	60,000	1,767,000
D&E Communications, Inc. þ	5,000	54,000
MM02 Plc *	2,000,000	1,783,498
Qwest Communications International, Inc. *	150,000	565,500
SBC Communications, Inc.	180,000	4,204,800
Telefonos de Mexico SA de CV, ADR	65,000	1,963,650
Verizon Communications, Inc.	15,000	560,700

		26,907,566

Wireless Telecommunications Services 5.6%
AT&T Wireless Services, Inc. *	550,000	3,553,000
BCE, Inc.	200,000	3,964,000
Vodafone Group Plc, ADR þ	200,000	3,952,000

		11,469,000

UTILITIES 66.1%
Electric Utilities 44.4%
Allete, Inc.	270,000	6,415,200
American Electric Power Co., Inc.	25,000	659,500
Black Hills Corp.	25,000	712,000
Centerpoint Energy, Inc.	200,000	1,580,000
Constellation Energy Group, Inc.	200,000	5,856,000
Dominion Resources, Inc.	110,000	6,509,800
El Paso Corp. þ	275,000	2,062,500
Entergy Corp.	125,000	5,826,250
Exelon Corp.	120,000	6,364,800
FirstEnergy Corp.	180,000	6,071,400
Florida Public Utilities Co.	800	11,840
FPL Group, Inc.	40,000	2,434,800
Hawaiian Electric Industries, Inc. þ	35,000	1,447,250

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued
April 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Maine Public Service Co.	42,000	$1,281,000
MGE Energy, Inc.	26,000	751,114
National Grid Transco Plc	500,000	3,287,074
PG&E Corp. *	75,000	1,123,500
Pinnacle West Capital Corp.	100,000	3,322,000
PPL Corp.	80,000	2,896,000
Scana Corp.	170,000	5,395,800
Scottish and Southern Energy Plc	100,000	1,028,510
Sierra Pacific Resources þ	300,000	1,107,000
Southern Co.	70,000	2,036,300
Texas Genco Holdings, Inc.	70,000	1,218,000
TXU Corp.	340,000	6,772,800
Unisource Energy Corp þ	260,000	4,635,800
Viridian Group Plc	215,000	1,775,435
Weststar Energy, Inc.	180,000	2,530,800
Wisconsin Energy Corp.	230,000	6,055,900

		91,168,373

Gas Utilities 11.6%
AGL Resource, Inc.	35,000	900,550
Centrica Plc	300,000	797,775
Chesapeake Utilities Corp.	6,000	118,860
Energen Corp.	110,000	3,608,000
Kinder Morgan, Inc.	60,000	2,821,200
NICOR, Inc.	100,000	3,006,000
Oneok, Inc. þ	430,000	8,157,100
Questar Corp.	45,000	1,359,000
Southwestern Energy Co. *	225,000	2,994,750

		23,763,235

Multi-Utilities 8.2%
Aquila, Inc. þ	475,000	1,320,500
Energy East Corp. þ	295,000	5,374,900
Equitable Resources, Inc.	150,000	5,763,000
MDU Resources Group, Inc.	150,000	4,464,000

		16,922,400

Water Utilities 1.9%
Artesian Resources Corp., Class A	1,800	58,266
Pennichuck Corp.	46,500	1,027,185
Philadelphia Suburban Corp. þ	120,000	2,718,000

		3,803,451

Total Common Stocks		177,055,175

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
April 30, 2003 (unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 6.1%
UTILITIES 6.1%
Electric Utilities 3.8%
Cinergy Corp., 9.50%, 02/16/2005	100,000	$5,675,000
FPL Group, Inc., 8.00%, 02/16/2006	40,000	2,168,000

		7,843,000

Gas Utilities 2.3%
El Paso Energy Capital Trust I, 4.75%, 03/31/2028 þ	8,000	204,800
Sempra Energy, 8.50%, 05/17/2005	170,000	4,437,000

		4,641,800

Total Convertible Preferred Stocks		12,484,800

PREFERRED STOCKS 1.6%
UTILITIES 1.6%
Multi-Utilities 1.6%
Aquila, Inc. þ	200,000	3,280,000

CONVERTIBLE DEBENTURES 3.2%
UTILITIES 3.2%
Electric Utilities 1.2%
Calpine Corp., 4.00%, 12/26/2006 *	3,000,000	2,486,250

Multi-Utilities 2.0%
XCEL Energy, Inc., 7.50%, 11/21/2007, 144A	3,000,000	4,215,000

Total Convertible Debentures		6,701,250

SHORT-TERM INVESTMENTS 12.2%
MUTUAL FUND SHARES 12.2%
Evergreen Institutional Money Market Fund ø	5,409,881	5,409,881
Navigator Prime Portfolio þþ	19,594,296	19,594,296

Total Short-Term Investments		25,004,177

Total Investments (cost $206,802,423) 109.4%		224,525,402
Other Assets and Liabilities (9.4%)		(19,327,905)

Net Assets 100.0%		$205,197,497

144A

Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933,as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

*

Non-income producing security

þ

All or a portion of this security is on loan.

þþ

Represents investment of cash collateral received from securities on loan.

ø

Evergreen Investment Management Company, LLC is the investment advisor to both the fund and the money market fund.

Summary of Abbreviations

ADR

American Depository Receipt

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)

ASSETS
Identified cost of securities	$206,802,423
Net unrealized gains on securities	17,722,979

Market value of securities	224,525,402
Foreign currency, at value (cost $22,239)	22,239
Receivable for Fund shares sold	83,539
Receivable for securities lending income	2,138
Dividends and interest receivable	746,933
Prepaid expenses and other assets	28,335

Total assets	225,408,586

LIABILITIES
Dividends payable	349,485
Payable for Fund shares redeemed	205,001
Payable for securities on loan	19,594,296
Advisory fee payable	2,356
Distribution Plan expenses payable	2,876
Due to other related parties	561
Accrued expenses and other liabilities	56,514

Total liabilities	20,211,089

Net assets	$205,197,497

Net assets represented by
Paid-in capital	$419,126,387
Overdistributed net investment income	(509,197)
Accumulated net realized losses on securities and foreign currency related transactions	(231,142,672)
Net unrealized gains on securities	17,722,979

Total net assets	$205,197,497

Net assets consists of
Class A	$141,917,296
Class B	53,871,233
Class C	8,769,919
Class I	639,049

Total net assets	$205,197,497

Shares outstanding
Class A	21,673,925
Class B	8,222,532
Class C	1,337,588
Class I	97,521

Net asset value per share
Class A	$6.55
Class A—Offering price (based on sales charge of 5.75%)	$6.95
Class B	$6.55
Class C	$6.56
Class C—Offering price (based on sales charge of 1.00%)	$6.63
Class I	$6.55

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $27,926)	$4,702,044

Expenses
Advisory fee	431,375
Distribution Plan expenses
Class A	182,688
Class B	278,999
Class C	42,016
Administrative services fee	102,708
Transfer agent fees	808,573
Trustees’ fees and expenses	2,594
Printing and postage expenses	40,213
Custodian fee	26,127
Registration and filing fees	22,010
Professional fees	11,977
Other	9,293

Total expenses	1,958,573
Less: Expense reductions	(450)
Fee waivers	(174,407)

Net expenses	1,783,716

Net investment income	2,918,328

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(1,297,791)
Foreign currency related transactions	(70,318)

Net realized losses on securities and foreign currency related transactions	(1,368,109)
Net change in unrealized gains or losses on securities and foreign currency related transactions	6,228,504

Net realized and unrealized gains and losses on securities and foreign currency related transactions	4,860,395

Net increase in net assets resulting from operations	$7,778,723

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2003 (unaudited)		Year Ended October 31, 2002

Operations
Net investment income		$2,918,328		$8,563,900
Net realized losses on securities and foreign currency related transactions		(1,368,109)		(191,035,772)
Net change in unrealized gains or losses on securities and foreign currency related transactions		6,228,504		105,479,368

Net increase (decrease) in net assets resulting from operations		7,778,723		(76,992,504)

Distributions to shareholders from
Net investment income
Class A		(2,469,284)		(5,968,498)
Class B		(770,386)		(2,268,845)
Class C		(116,762)		(264,822)
Class I		(11,523)		(29,244)

Total distributions to shareholders		(3,367,955)		(8,531,409)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,472,514	9,491,658	983,778	7,409,811
Class B	231,543	1,461,693	622,776	4,905,492
Class C	207,795	1,355,179	432,700	3,349,544
Class I	48,320	334,346	6,200	45,575

		12,642,876		15,710,422

Net asset value of shares issued in reinvestment of distributions
Class A	306,170	1,947,720	710,314	5,286,414
Class B	103,348	658,884	284,497	2,137,532
Class C	14,193	90,441	31,154	231,762
Class I	798	5,080	1,924	14,383

		2,702,125		7,670,091

Automatic conversion of Class B shares to Class A shares
Class A	175,983	1,122,105	1,561,893	12,670,700
Class B	(175,913)	(1,122,105)	(1,561,813)	(12,670,700)

		0		0

Payment for shares redeemed
Class A	(2,708,401)	(17,274,991)	(6,063,683)	(45,175,921)
Class B	(1,265,192)	(8,050,542)	(4,500,622)	(33,321,014)
Class C	(189,928)	(1,206,244)	(640,048)	(4,857,349)
Class I	(51,120)	(346,010)	(39,570)	(314,355)

		(26,877,787)		(83,668,639)

Net decrease in net assets resulting from capital share transactions		(11,532,786)		(60,288,126)

Total decrease in net assets		(7,122,018)		(145,812,039)
Net assets
Beginning of period		212,319,515		358,131,554

End of period		$205,197,497		$212,319,515

Overdistributed net investment income		$(509,197)		$(59,570)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c.  Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

d.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g.  Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of April 30, 2003 were $125,623. During the six months ended April 30, 2003, the investment advisor waived its fees in the amount of $174,407 which represents 0.17% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2003, the Fund paid brokerage commissions of $324,236 to Wachovia Securities, Inc.

4.  DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003 for all Class A shares in the Evergreen fund family.

5.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $204,200,350 and $205,865,498, respectively, for the six months ended April 30, 2003.

The Fund loaned securities during the six months ended April 30, 2003 to certain brokers. At April 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $18,659,063 and $19,594,296, respectively. During the six months ended April 30, 2003, the Fund earned $21,245 in income from securities lending.

On April 30, 2003, the aggregate cost of securities for federal income tax purposes was $206,802,423. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,313,746 and $1,590,767, respectively, with a net unrealized appreciation of $17,722,979.

As of October 31, 2002, the Fund had $223,501,015 in capital loss carryovers for federal income tax purposes with $31,024,182 expiring in 2009 and $192,476,833 expiring in 2010.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain fund in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2003, the Fund did not participate in the interfund lending program.

7.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $450, which represents 0.00% of its average daily net assets.

8.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

10.  CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11.  SUBSEQUENT DISTRIBUTIONS

On May 30, 2003, the Fund declared distributions from net investment income of $0.0188 per share for Class A, $0.0147 per share for Class B, $0.0147 per share for Class C and $0.0206 per share for Class I, payable on June 2, 2003 to shareholders of record on May 29, 2003. These distributions are not reflected in the accompanying financial statements.

19

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc.(investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI-STEEL–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc.(executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

William M. Ennis(3) President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt(5) Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998

Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft(5) Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

(2)

Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation, the parent to the fund’s investment advisor.

(3)

The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)

The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

(5)

The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of April 30, 2003

Visit us online at EvergreenInvestments.com

F O R   M O R E   I N F O R M A T I O N
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566672 6/2003

Evergreen Investments(SM)
           MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Item 2 - Code of Ethics
Not applicable.
Item 3 - Audit Committee Financial Expert
Not applicable.
Items 4 -8 [Reserved]
Not applicable.
Item 9 - Controls and Procedures
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits
(a)	Not applicable.
(b)(1)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	Dennis H. Ferro, Principal Executive Officer/President
Date: June 30, 2003
By:	Carol A. Kosel Principal Financial Officer/Treasurer
Date: June 30, 2003